UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Puritan® Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	3.5
Alphabet, Inc. Class C	2.2
Bank of America Corp.	2.0
Salesforce.com, Inc.	1.6
Amazon.com, Inc.	1.6
10.9

Top Five Bond Issuers as of February 28, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.4
Fannie Mae	3.7
Freddie Mac	2.0
Ginnie Mae	2.0
Bank of America Corp.	0.4
17.5

Top Five Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	15.6
Health Care	14.1
Financials	11.9
Communication Services	8.3
Consumer Discretionary	8.0

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
Stocks	64.7%
Bonds	33.9%
Convertible Securities	1.2%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.8)%

 * Foreign investments - 7.9%

 ** Futures and Swaps - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	4,797,500	$273,074
Entertainment - 2.0%
Electronic Arts, Inc. (a)	820,900	78,626
Lions Gate Entertainment Corp. Class B	602,385	8,849
Live Nation Entertainment, Inc. (a)	543,900	30,763
LiveXLive Media, Inc. (a)(b)(c)	4,110,233	24,456
Netflix, Inc. (a)	436,700	156,382
The Void LLC (a)(d)(e)(f)	40,946	11,285
The Walt Disney Co.	1,297,200	146,376
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	25,595,704	74,995
		531,732
Interactive Media & Services - 3.1%
Alphabet, Inc. Class C (a)	537,083	601,490
Facebook, Inc. Class A (a)	1,435,260	231,723
Momo, Inc. ADR (a)	224,500	7,447
		840,660
Media - 0.5%
Comcast Corp. Class A	887,000	34,300
Tribune Media Co. Class A	13,773	637
tronc, Inc. (a)	3,443	42
Vice Holding, Inc. (a)(e)(f)	86,301	83,343
		118,322

TOTAL COMMUNICATION SERVICES		1,763,788

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.0%
Aptiv PLC	18,393	1,529
UC Holdings, Inc. (a)(f)	18,330	417
		1,946
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A	166,100	4,006
Grand Canyon Education, Inc. (a)	350,737	40,573
		44,579
Hotels, Restaurants & Leisure - 1.0%
Boyd Gaming Corp.	81,500	2,425
Eldorado Resorts, Inc. (a)	57,808	2,787
Extended Stay America, Inc. unit	51,900	947
Golden Entertainment, Inc. (a)	126,300	2,301
McDonald's Corp.	1,287,300	236,657
Penn National Gaming, Inc. (a)	161,400	4,011
Red Rock Resorts, Inc.	153,655	4,321
Sea Ltd. ADR (a)	550,000	11,825
Studio City International Holdings Ltd. ADR	28,000	455
YETI Holdings, Inc. (b)	300,000	7,197
		272,926
Household Durables - 0.0%
Blu Homes, Inc. (a)(e)(f)	14,988,638	26
Internet & Direct Marketing Retail - 2.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	222,700	40,761
Amazon.com, Inc. (a)	260,200	426,684
Etsy, Inc. (a)	640,400	45,641
GrubHub, Inc. (a)(b)	945,498	77,134
The Booking Holdings, Inc. (a)	18,300	31,056
		621,276
Multiline Retail - 0.6%
Dollar General Corp.	58,000	6,871
Dollar Tree, Inc. (a)	1,563,500	150,612
		157,483
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	110,900	18,824
Five Below, Inc. (a)	228,000	27,440
Lowe's Companies, Inc.	1,307,700	137,426
TJX Companies, Inc.	1,310,700	67,226
Ulta Beauty, Inc. (a)	254,300	79,466
Williams-Sonoma, Inc. (b)	1,010,300	58,759
		389,141
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	1,540,200	60,003
Kering SA	11,600	6,335
LVMH Moet Hennessy - Louis Vuitton SA	53,314	18,297
NIKE, Inc. Class B	1,347,400	115,513
PVH Corp.	500,500	57,477
Tory Burch LLC:
Class A (d)(e)(f)	702,741	39,136
Class B (d)(e)(f)	324,840	19,036
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	1,228,609	27,705
		343,502

TOTAL CONSUMER DISCRETIONARY		1,830,879

CONSUMER STAPLES - 2.8%
Beverages - 0.5%
Coca-Cola European Partners PLC	79,852	3,764
Keurig Dr. Pepper, Inc.	664,700	16,717
Monster Beverage Corp. (a)	906,200	57,843
The Coca-Cola Co.	991,564	44,958
		123,282
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc.	1,513,800	38,329
Costco Wholesale Corp.	124,600	27,255
Southeastern Grocers, Inc. (a)(f)	51,368	2,177
Tops Markets Corp. (f)	2,955	1,039
Tops Markets Corp. (Escrow) (e)(f)	2,955,000	0
Walmart, Inc.	1,521,100	150,574
		219,374
Food Products - 0.1%
Darling International, Inc. (a)	1,754,200	38,557
Household Products - 1.0%
Kimberly-Clark Corp.	190,500	22,256
Procter & Gamble Co.	2,499,800	246,355
		268,611
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	262,000	41,118
L'Oreal SA	10,600	2,673
		43,791
Tobacco - 0.2%
Altria Group, Inc.	1,151,000	60,324

TOTAL CONSUMER STAPLES		753,939

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Pacific Drilling SA (a)	305,987	4,682
Pacific Drilling SA	17,729	271
Tidewater, Inc.:
warrants 11/14/42 (a)	23,695	592
warrants 11/14/42 (a)	8,251	206
		5,751
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	1,479,900	64,376
Ascent Resources Marcellus Holdings, Inc. (f)	182,155	579
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (a)(f)	51,925	26
BP PLC	17,561,400	124,498
Chevron Corp.	366,000	43,766
ConocoPhillips Co.	534,600	36,273
Contura Energy, Inc. (a)	840	52
Devon Energy Corp.	900,000	26,559
EOG Resources, Inc.	505,600	47,526
Hess Corp.	1,673,200	96,795
Marathon Petroleum Corp.	1,016,300	63,021
Reliance Industries Ltd.	3,777,500	65,645
Riviera Resources, Inc. (a)	5,326	79
Roan Resources, Inc. (a)	42,734	332
Suncor Energy, Inc.	1,060,000	36,538
Ultra Petroleum Corp. warrants 7/14/25 (a)	33,810	0
		606,065

TOTAL ENERGY		611,816

FINANCIALS - 6.4%
Banks - 3.9%
Bank of America Corp.	19,002,100	552,581
Citigroup, Inc.	3,030,340	193,881
HDFC Bank Ltd. sponsored ADR	174,900	17,686
Huntington Bancshares, Inc.	3,763,000	54,225
JPMorgan Chase & Co.	1,108,523	115,685
M&T Bank Corp.	246,000	42,573
SunTrust Banks, Inc.	1,304,000	84,590
		1,061,221
Capital Markets - 1.6%
Charles Schwab Corp.	1,845,100	84,893
CME Group, Inc.	693,900	126,227
E*TRADE Financial Corp.	485,800	23,799
Motors Liquidation Co. GUC Trust (a)	28,150	274
MSCI, Inc.	554,300	102,390
S&P Global, Inc.	410,200	82,192
		419,775
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,167,300	234,977

TOTAL FINANCIALS		1,715,973

HEALTH CARE - 12.9%
Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc. (a)	860,504	22,803
Alexion Pharmaceuticals, Inc. (a)	1,585,300	214,539
Amgen, Inc.	249,800	47,482
Audentes Therapeutics, Inc. (a)	644,800	19,744
Biogen, Inc. (a)	192,500	63,142
Blueprint Medicines Corp. (a)	121,200	9,961
Celgene Corp. (a)	145,000	12,052
Neurocrine Biosciences, Inc. (a)	401,522	31,018
Regeneron Pharmaceuticals, Inc. (a)	280,000	120,607
Sarepta Therapeutics, Inc. (a)	393,900	56,816
Vertex Pharmaceuticals, Inc. (a)	1,608,000	303,510
		901,674
Health Care Equipment & Supplies - 4.2%
Becton, Dickinson & Co.	1,165,600	289,990
Boston Scientific Corp. (a)	7,356,700	295,151
Corindus Vascular Robotics, Inc. (a)(e)	5,000,000	6,600
Danaher Corp.	1,019,022	129,436
Edwards Lifesciences Corp. (a)	419,700	71,051
Hologic, Inc. (a)	765,016	36,071
Intuitive Surgical, Inc. (a)	242,500	132,795
Stryker Corp.	697,200	131,429
Teleflex, Inc.	98,000	28,404
		1,120,927
Health Care Providers & Services - 2.8%
Cigna Corp.	337,000	58,786
HCA Holdings, Inc.	587,500	81,686
Humana, Inc.	744,200	212,127
UnitedHealth Group, Inc.	1,488,700	360,593
Wellcare Health Plans, Inc. (a)	200,828	50,926
		764,118
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	576,600	149,668
Pharmaceuticals - 1.9%
Allergan PLC	453,400	62,438
AstraZeneca PLC sponsored ADR	4,520,700	187,971
Bristol-Myers Squibb Co.	1,227,000	63,387
Eli Lilly & Co.	575,700	72,705
Nektar Therapeutics (a)	234,300	9,499
The Medicines Company (a)	461,000	11,373
Zoetis, Inc. Class A	1,115,400	105,104
		512,477

TOTAL HEALTH CARE		3,448,864

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	183,600	38,448
Northrop Grumman Corp.	319,400	92,613
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	7,649
Class C (a)(e)(f)	5,607	1,043
The Boeing Co.	443,000	194,902
TransDigm Group, Inc. (a)	95,500	41,456
United Technologies Corp.	866,900	108,943
		485,054
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	270,000	29,754
Airlines - 0.1%
American Airlines Group, Inc.	1,019,500	36,325
Commercial Services & Supplies - 0.1%
TulCo LLC (a)(d)(e)(f)	42,857	23,493
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	1,847,200	136,286
Electrical Equipment - 0.6%
AMETEK, Inc.	567,000	45,122
Emerson Electric Co.	562,800	38,355
Fortive Corp.	815,000	66,480
		149,957
Industrial Conglomerates - 0.4%
General Electric Co.	11,645,300	120,995
Machinery - 0.9%
Deere & Co.	1,220,340	200,185
Wabtec Corp.	43,211	3,166
Xylem, Inc.	338,863	25,601
		228,952
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,289,300	68,552
Road & Rail - 2.2%
CSX Corp.	1,910,400	138,829
Norfolk Southern Corp.	1,444,100	258,927
Union Pacific Corp.	1,204,100	201,928
		599,684
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	3,028

TOTAL INDUSTRIALS		1,882,080

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,705,000	24,534
Electronic Equipment & Components - 0.0%
CDW Corp.	16,700	1,568
IT Services - 3.2%
Accenture PLC Class A	403,000	65,036
Adyen BV (g)	40,895	30,701
GoDaddy, Inc. (a)	350,000	26,128
MasterCard, Inc. Class A	1,172,400	263,520
MongoDB, Inc. Class A (a)(b)	170,000	17,265
PayPal Holdings, Inc. (a)	1,389,100	136,229
Visa, Inc. Class A	1,973,200	292,270
Worldpay, Inc. (a)	390,200	37,381
		868,530
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	600,000	14,118
ASML Holding NV	612,200	111,953
Broadcom, Inc.	546,800	150,567
Cypress Semiconductor Corp.	1,614	25
Intel Corp.	838,100	44,386
Lam Research Corp.	400,700	70,559
Marvell Technology Group Ltd.	559,600	11,164
NVIDIA Corp.	356,000	54,917
NXP Semiconductors NV	666,600	60,874
Qualcomm, Inc.	572,000	30,539
		549,102
Software - 8.5%
2U, Inc. (a)(b)	1,071,853	78,996
Adobe, Inc. (a)	970,600	254,783
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	7,690
Autodesk, Inc. (a)	185,000	30,157
CDK Global, Inc.	67,200	3,898
Citrix Systems, Inc.	935,700	98,716
Guidewire Software, Inc. (a)	360,000	33,026
Intuit, Inc.	637,766	157,611
Microsoft Corp.	8,318,700	931,935
Salesforce.com, Inc. (a)	2,671,182	437,139
The Trade Desk, Inc. (a)	386,500	76,349
Workday, Inc. Class A (a)	887,400	175,643
		2,285,943
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	1,237,500	214,273

TOTAL INFORMATION TECHNOLOGY		3,943,950

MATERIALS - 2.0%
Chemicals - 1.8%
CF Industries Holdings, Inc.	1,284,400	54,202
DowDuPont, Inc.	2,268,202	120,736
FMC Corp.	198,512	17,767
Nutrien Ltd.	1,715,000	93,365
Olin Corp.	1,430,000	36,980
Sherwin-Williams Co.	152,900	66,236
The Chemours Co. LLC	327,500	12,455
The Mosaic Co.	2,965,700	92,737
		494,478
Metals & Mining - 0.2%
Barrick Gold Corp.	3,298,500	41,693
Franco-Nevada Corp.	156,000	11,753
Warrior Metropolitan Coal, Inc.	242	7
		53,453

TOTAL MATERIALS		547,931

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	1,698,500	299,191
Ant International Co. Ltd. Class C (e)(f)	1,782,512	11,283
Crown Castle International Corp.	1,071,500	127,241
Gaming & Leisure Properties	126,400	4,598
Simon Property Group, Inc.	283,605	51,378
		493,691
UTILITIES - 1.3%
Electric Utilities - 0.9%
FirstEnergy Corp.	699,000	28,484
NextEra Energy, Inc.	440,500	82,691
Vistra Energy Corp.	5,314,300	138,384
		249,559
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	2,309,200	96,247
NRG Yield, Inc. Class C	144,200	2,162
		98,409

TOTAL UTILITIES		347,968

TOTAL COMMON STOCKS
(Cost $13,053,304)		17,340,879

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (e)(f)	38,589,900	9,358
Series D (e)(f)	40,824,742	9,900
		19,258
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	9,001
Series E (a)(e)(f)	1,020,158	19,995
		28,996
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(e)(f)	1,846,568	26,665
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	16,006
Series F (a)(e)(f)	157,251	4,950
		20,956
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc. Series C (a)(e)(f)	1,881,874	13,681
Rent the Runway, Inc. Series E (a)(e)(f)	1,378,930	30,819
		44,500

TOTAL CONSUMER DISCRETIONARY		140,375

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (e)(f)	370,500	3,368
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	145
Mulberry Health, Inc.:
Series A (e)(f)	700,782	5,008
Series A8 (a)(e)(f)	2,960,879	21,158
Series AA (e)(f)	58,145	415
		26,726

TOTAL HEALTH CARE		30,094

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	9,657
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Jello Labs, Inc. Series C (a)(e)(f)	1,050,307	0
Lyft, Inc.:
Series H (a)(e)(f)	754,791	37,513
Series I (e)(f)	380,117	18,892
Uber Technologies, Inc. Series D, 8.00% (a)(e)(f)	1,596,241	77,849
		134,254
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	57,400	5,665
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $267,357)		320,045
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 14.5%
Convertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	4,288	4,071
Nonconvertible Bonds - 14.5%
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,283
8.125% 1/15/24 (g)	574	580
AT&T, Inc.:
2.45% 6/30/20	4,383	4,352
3.6% 2/17/23	9,124	9,181
4.45% 4/1/24	590	611
4.5% 3/9/48	17,000	15,217
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	80
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (g)	1,715	1,681
7.5% 10/15/26 (g)	1,270	1,295
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,368
Frontier Communications Corp.:
8.5% 4/1/26 (g)	3,620	3,367
11% 9/15/25	4,170	2,664
GCI, Inc. 6.875% 4/15/25	1,350	1,377
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,310
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,123
6.125% 1/15/21	1,405	1,411
SFR Group SA:
6.25% 5/15/24 (g)	660	660
7.375% 5/1/26 (g)	4,650	4,563
8.125% 2/1/27 (g)	4,145	4,166
Sprint Capital Corp.:
6.875% 11/15/28	3,440	3,395
6.9% 5/1/19	3,975	3,985
8.75% 3/15/32	4,680	5,075
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,689
3.85% 11/1/42	1,470	1,325
4.522% 9/15/48	2,247	2,205
4.862% 8/21/46	4,188	4,306
5.012% 4/15/49	6,100	6,385
5.012% 8/21/54	23,690	24,336
		117,990
Entertainment - 0.2%
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,784
NBCUniversal, Inc.:
4.45% 1/15/43	2,479	2,457
5.95% 4/1/41	1,734	2,048
Netflix, Inc.:
4.375% 11/15/26	3,415	3,286
5.875% 11/15/28 (g)	2,195	2,286
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(h)	6,964	3,482
Time Warner, Inc. 2.1% 6/1/19	10,446	10,422
Viacom, Inc.:
5.875% 2/28/57 (h)	1,375	1,358
6.25% 2/28/57 (h)	1,850	1,840
		42,963
Interactive Media & Services - 0.0%
Match Group, Inc.:
5% 12/15/27 (g)	1,235	1,221
5.625% 2/15/29 (g)	1,255	1,248
		2,469
Media - 0.9%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,807
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,679
7.5% 5/15/26 (g)	3,625	3,507
Altice SA:
7.625% 2/15/25 (g)	4,905	4,356
7.75% 5/15/22 (g)	10,065	10,002
Cable One, Inc. 5.75% 6/15/22 (g)	895	911
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (g)	1,315	1,266
5.125% 5/1/23 (g)	3,155	3,211
5.125% 5/1/27 (g)	9,765	9,582
5.25% 3/15/21	3,375	3,388
5.5% 5/1/26 (g)	2,370	2,417
5.75% 1/15/24	4,235	4,338
5.75% 2/15/26 (g)	5,010	5,192
5.875% 5/1/27 (g)	6,060	6,225
Cengage Learning, Inc. 9.5% 6/15/24 (g)	1,005	837
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,900
4.908% 7/23/25	5,177	5,363
5.375% 5/1/47	27,968	26,517
6.484% 10/23/45	1,983	2,133
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	755	771
7.625% 3/15/20	3,205	3,207
Comcast Corp.:
3.9% 3/1/38	1,325	1,253
3.969% 11/1/47	4,281	3,971
3.999% 11/1/49	4,886	4,537
4% 3/1/48	2,423	2,265
4.6% 8/15/45	3,500	3,534
4.65% 7/15/42	3,127	3,175
CSC Holdings LLC:
5.375% 7/15/23 (g)	2,375	2,441
5.375% 2/1/28 (g)	3,605	3,542
5.5% 4/15/27 (g)	8,830	8,874
6.5% 2/1/29 (g)	3,155	3,301
7.5% 4/1/28 (g)	3,610	3,809
7.75% 7/15/25 (g)	1,990	2,124
DISH DBS Corp.:
5% 3/15/23	2,675	2,364
5.875% 7/15/22	2,655	2,536
E.W. Scripps Co. 5.125% 5/15/25 (g)	695	669
Fox Corp.:
3.666% 1/25/22 (g)	1,060	1,072
4.03% 1/25/24 (g)	1,864	1,900
4.709% 1/25/29 (g)	2,698	2,797
5.476% 1/25/39 (g)	2,660	2,788
5.576% 1/25/49 (g)	1,765	1,864
Lamar Media Corp. 5.375% 1/15/24	630	647
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	683
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,708
5.375% 4/15/25 (g)	1,490	1,518
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,749
4.5% 9/15/42	14,732	12,375
5.5% 9/1/41	2,304	2,180
6.55% 5/1/37	12,627	13,390
7.3% 7/1/38	3,823	4,315
8.25% 4/1/19	10,176	10,217
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,089
6% 1/15/27 (g)	4,760	4,510
Ziggo Secured Finance BV 5.5% 1/15/27 (g)	7,840	7,566
		245,372
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 8.5% 10/15/24 (g)	5,935	5,993
Neptune Finco Corp. 10.875% 10/15/25 (g)	3,767	4,370
Sprint Communications, Inc. 6% 11/15/22	9,820	9,962
Sprint Corp.:
7.125% 6/15/24	3,105	3,208
7.625% 2/15/25	775	812
7.625% 3/1/26	1,220	1,266
7.875% 9/15/23	4,515	4,825
T-Mobile U.S.A., Inc. 6% 3/1/23	2,590	2,661
		33,097
TOTAL COMMUNICATION SERVICES		441,891
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	11,999
3.5% 7/10/19	17,868	17,902
4% 1/15/25	6,368	6,117
4.25% 5/15/23	3,285	3,295
4.375% 9/25/21	11,267	11,451
		50,764
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,170	4,504
Service Corp. International 5.375% 1/15/22	505	510
		5,014
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc. 5% 2/1/28 (g)	2,480	2,449
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(i)	2,861	1,573
Delta Merger Sub, Inc. 6% 9/15/26 (g)	685	697
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,717
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	1,440	1,491
5.375% 4/15/26	735	759
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	3,040
8.75% 10/1/25 (g)	1,385	1,427
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (g)	3,650	3,667
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,930
4.875% 4/1/27	1,165	1,159
International Game Technology PLC 6.25% 1/15/27 (g)	960	1,000
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,305
5% 6/1/24 (g)	3,275	3,317
Merlin Entertainments PLC 5.75% 6/15/26 (g)	4,500	4,646
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27 (g)	1,315	1,346
MGM Mirage, Inc. 5.75% 6/15/25	5,680	5,803
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	339
Scientific Games Corp.:
6.25% 9/1/20	580	581
6.625% 5/15/21	5,350	5,420
10% 12/1/22	6,840	7,191
Silversea Cruises 7.25% 2/1/25 (g)	745	807
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,194
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,264
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,230
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (g)	2,180	2,205
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (g)	3,060	2,927
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,134
5.5% 10/1/27 (g)	1,445	1,378
		62,996
Household Durables - 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	780
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	622
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	925
5.75% 10/15/20	4,433	4,442
7% 7/15/24 (g)	1,160	1,188
		7,957
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. 4.875% 4/15/28	1,735	1,688
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (g)	3,785	3,671
		5,359
Specialty Retail - 0.1%
Home Depot, Inc. 3.9% 12/6/28	15,000	15,544
Sonic Automotive, Inc. 5% 5/15/23	195	184
		15,728
TOTAL CONSUMER DISCRETIONARY		147,818
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	20,000	19,758
4.7% 2/1/36	14,328	13,868
4.9% 2/1/46	9,290	8,941
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	7,024	6,376
5.45% 1/23/39	6,930	7,273
5.55% 1/23/49	15,844	16,641
5.8% 1/23/59 (Reg. S)	16,764	17,884
		90,741
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,454
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	694
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,345
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,053
Rite Aid Corp.:
6.875% 12/15/28 (g)(h)	3,505	2,138
7.7% 2/15/27	3,085	2,103
Tops Markets LLC 13% 11/19/24 pay-in-kind (h)	528	536
		11,323
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	5,072
5.15% 3/15/34	3,065	2,881
5.375% 3/15/44	2,305	2,014
Darling International, Inc. 5.375% 1/15/22	745	752
JBS Investments II GmbH 7% 1/15/26 (g)	1,415	1,461
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	6,461
5.875% 7/15/24 (g)	1,500	1,542
6.75% 2/15/28 (g)	3,150	3,256
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	525
5.875% 9/30/27 (g)	935	919
Post Holdings, Inc.:
5% 8/15/26 (g)	5,230	5,027
5.5% 3/1/25 (g)	1,485	1,489
5.75% 3/1/27 (g)	4,110	4,053
		35,452
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,935
4% 1/31/24	3,123	3,152
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,432
4.25% 7/21/25 (g)	6,420	6,411
Reynolds American, Inc.:
3.25% 6/12/20	1,273	1,272
4% 6/12/22	4,375	4,428
4.45% 6/12/25	3,173	3,200
4.85% 9/15/23	7,000	7,312
5.7% 8/15/35	1,646	1,623
5.85% 8/15/45	5,525	5,264
7.25% 6/15/37	6,101	6,668
Vector Group Ltd. 6.125% 2/1/25 (g)	2,745	2,429
		53,126
TOTAL CONSUMER STAPLES		190,642
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	5,975
6.5% 4/1/20	2,937	3,039
Ensco PLC:
4.5% 10/1/24	3,510	2,716
5.2% 3/15/25	660	507
7.75% 2/1/26	1,600	1,344
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,602
6% 10/1/22	930	921
Halliburton Co.:
3.8% 11/15/25	3,469	3,485
4.85% 11/15/35	3,029	3,069
Jonah Energy LLC 7.25% 10/15/25 (g)	2,740	1,767
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (g)	1,585	1,648
Nabors Industries, Inc.:
5.5% 1/15/23	1,205	1,130
5.75% 2/1/25	3,671	3,240
Noble Holding International Ltd.:
6.05% 3/1/41	80	51
6.2% 8/1/40	2,270	1,453
7.75% 1/15/24	3,517	3,130
7.875% 2/1/26 (g)	1,405	1,314
7.95% 4/1/25 (h)	2,995	2,621
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (g)(h)	137	140
Pride International, Inc. 7.875% 8/15/40	2,554	2,069
SESI LLC 7.75% 9/15/24	985	837
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,232
Transocean Pontus Ltd. 6.125% 8/1/25 (g)	473	477
Transocean, Inc. 7.25% 11/1/25 (g)	3,170	3,027
Weatherford International Ltd. 9.875% 2/15/24	1,560	1,123
Weatherford International, Inc. 9.875% 3/1/25	6,937	4,943
		58,860
Oil, Gas & Consumable Fuels - 2.3%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,984	7,352
Alpha Natural Resources, Inc. 9.75% 4/15/18 (f)(i)	1,099	0
Amerada Hess Corp.:
7.3% 8/15/31	1,988	2,265
7.875% 10/1/29	2,989	3,503
Anadarko Finance Co. 7.5% 5/1/31	6,940	8,399
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,187
5.55% 3/15/26	7,601	8,122
6.45% 9/15/36	3,100	3,489
6.6% 3/15/46	8,166	9,655
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785	785
5.75% 3/1/27 (g)	2,685	2,705
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,797
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	5,069
California Resources Corp. 8% 12/15/22 (g)	13,740	10,975
Callon Petroleum Co.:
6.125% 10/1/24	730	735
6.375% 7/1/26	845	845
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,771
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	6,176
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	4,290	4,376
5.875% 3/31/25	2,210	2,354
Cheniere Energy Partners LP 5.625% 10/1/26 (g)	1,685	1,717
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 6.0373% 4/15/19 (h)(j)	2,150	2,153
4.875% 4/15/22	2,820	2,707
5.75% 3/15/23	1,800	1,737
8% 6/15/27	4,455	4,412
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	5,938	5,944
4.5% 6/1/25	1,813	1,861
Comstock Escrow Corp. 9.75% 8/15/26 (g)	3,095	2,869
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (g)(h)(j)	3,895	3,876
6.5% 5/15/26 (g)	6,020	5,704
6.875% 6/15/25 (g)	3,205	3,125
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	623
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,180
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,733
5.35% 3/15/20 (g)	5,174	5,265
5.85% 5/21/43 (g)(h)	5,735	5,075
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,134
3.875% 3/15/23	2,327	2,310
4.95% 4/1/22	1,048	1,072
5.375% 7/15/25	2,390	2,486
5.6% 4/1/44	1,686	1,557
Denbury Resources, Inc.:
4.625% 7/15/23	4,810	3,175
5.5% 5/1/22	2,000	1,470
6.375% 8/15/21	610	511
7.5% 2/15/24 (g)	4,531	4,044
9.25% 3/31/22 (g)	815	817
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	3,781
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,621
Enable Midstream Partners LP:
2.4% 5/15/19 (h)	1,656	1,654
3.9% 5/15/24 (h)	1,746	1,700
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,747
4.375% 10/15/20	4,351	4,429
Enbridge, Inc. 4.25% 12/1/26	2,391	2,438
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	697
5.75% 1/30/28 (g)	670	714
Energy Transfer Partners LP:
4.2% 9/15/23	1,460	1,489
4.5% 4/15/24	1,866	1,916
4.95% 6/15/28	4,982	5,076
5.25% 4/15/29	3,035	3,174
5.8% 6/15/38	2,778	2,835
6% 6/15/48	21,809	22,629
6.25% 4/15/49	4,731	5,078
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (g)	6,350	5,628
8% 11/29/24 (g)	990	698
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	2,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 10/1/25 (g)	6,625	6,584
6.25% 11/1/28 (g)	1,570	1,539
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,448
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,212
3.5% 3/1/21	2,994	3,012
6.55% 9/15/40	674	775
Kinder Morgan, Inc.:
5% 2/15/21 (g)	3,749	3,863
5.55% 6/1/45	3,581	3,760
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (g)	1,480	1,476
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,282
MEG Energy Corp.:
6.375% 1/30/23 (g)	1,855	1,693
7% 3/31/24 (g)	4,725	4,323
MPLX LP:
4.5% 7/15/23	2,476	2,559
4.8% 2/15/29	1,458	1,495
4.875% 12/1/24	3,335	3,482
5.5% 2/15/49	4,374	4,480
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,064
Nexen, Inc. 6.2% 7/30/19	1,865	1,889
Nine Energy Service, Inc. 8.75% 11/1/23 (g)	760	760
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind	1,639	1,680
Oasis Petroleum, Inc. 6.875% 3/15/22	563	562
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,601
5.625% 10/15/27 (g)	780	772
6.25% 6/1/24 (g)	4,225	4,331
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,475	1,508
7.25% 6/15/25	1,820	1,866
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,785	2,835
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	550
6.375% 3/31/25 (g)	680	669
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,660
7.25% 3/17/44	28,868	30,845
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,219
4.5% 1/23/26	6,398	5,713
4.625% 9/21/23	10,200	9,769
4.875% 1/24/22	2,315	2,296
4.875% 1/18/24	5,974	5,708
5.375% 3/13/22	3,625	3,632
5.5% 1/21/21	12,842	13,006
5.5% 6/27/44	7,252	5,653
5.625% 1/23/46	6,203	4,854
6% 3/5/20	2,593	2,638
6.375% 1/23/45	13,324	11,189
6.5% 3/13/27	5,590	5,397
6.5% 6/2/41	7,783	6,771
6.75% 9/21/47	45,424	39,387
6.875% 8/4/26	12,000	11,985
8% 5/3/19	2,772	2,793
Phillips 66 Co. 4.3% 4/1/22	5,338	5,521
Phillips 66 Partners LP 2.646% 2/15/20	527	525
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	618
Sanchez Energy Corp.:
6.125% 1/15/23	4,680	708
7.25% 2/15/23 (g)	5,515	4,757
SemGroup Corp. 7.25% 3/15/26	2,140	2,070
Shell International Finance BV 4.375% 5/11/45	6,392	6,720
SM Energy Co.:
5% 1/15/24	1,585	1,492
5.625% 6/1/25	1,670	1,561
6.625% 1/15/27	1,145	1,091
6.75% 9/15/26	805	771
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,876
Southwestern Energy Co.:
6.2% 1/23/25 (h)	3,470	3,434
7.5% 4/1/26	1,470	1,529
7.75% 10/1/27	1,090	1,132
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	2,002	1,926
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,630	1,650
5.5% 2/15/26	1,385	1,376
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	1,030
5.875% 4/15/26 (g)	1,095	1,139
6.5% 7/15/27 (g)	785	830
6.75% 3/15/24	3,500	3,666
6.875% 1/15/29 (g)	1,390	1,479
Teekay Corp. 8.5% 1/15/20	5,705	5,674
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	3,009
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,241
The Williams Companies, Inc.:
3.7% 1/15/23	12,205	12,194
4.55% 6/24/24	19,902	20,499
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,671	1,078
W&T Offshore, Inc. 9.75% 11/1/23 (g)	1,530	1,515
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,630
4.75% 8/15/28	1,458	1,439
5.375% 6/1/21	16,313	16,806
Whiting Petroleum Corp. 6.625% 1/15/26	1,005	985
Williams Partners LP:
3.6% 3/15/22	5,146	5,173
3.9% 1/15/25	1,767	1,770
4% 11/15/21	2,349	2,387
4.3% 3/4/24	4,038	4,130
4.5% 11/15/23	2,564	2,646
WPX Energy, Inc. 8.25% 8/1/23	1,070	1,200
		620,283
TOTAL ENERGY		679,143
FINANCIALS - 5.1%
Banks - 2.3%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,742
5.5% 7/12/20 (g)	16,673	17,236
5.75% 9/26/23 (g)	5,082	5,425
6.5% 6/10/19 (g)	1,763	1,772
Bank of America Corp.:
3.004% 12/20/23 (h)	57,008	56,267
3.419% 12/20/28 (h)	8,042	7,759
3.5% 4/19/26	7,374	7,299
3.705% 4/24/28 (h)	7,919	7,810
3.864% 7/23/24 (h)	37,687	38,298
3.95% 4/21/25	5,678	5,674
4.2% 8/26/24	9,221	9,398
4.25% 10/22/26	5,465	5,490
Barclays PLC:
2.75% 11/8/19	4,598	4,580
4.375% 1/12/26	8,817	8,745
BB&T Corp. 3.95% 3/22/22	1,495	1,520
CIT Group, Inc.:
4.125% 3/9/21	1,570	1,587
5.25% 3/7/25	1,310	1,369
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,273
2.7% 10/27/22	32,987	32,392
3.142% 1/24/23 (h)	5,705	5,683
4.05% 7/30/22	14,700	14,983
4.3% 11/20/26	14,141	14,160
4.45% 9/29/27	14,000	14,048
5.5% 9/13/25	18,723	20,222
Citizens Bank NA 2.55% 5/13/21	2,268	2,239
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,685
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,394
3.75% 3/26/25	6,420	6,344
3.8% 9/15/22	9,940	9,993
3.8% 6/9/23	12,454	12,453
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,223
Discover Bank 7% 4/15/20	3,075	3,193
Fifth Third Bancorp 3.5% 3/15/22	529	533
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,937
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,724
Huntington National Bank 2.2% 4/1/19	2,700	2,699
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	5,678	5,261
5.71% 1/15/26 (g)	13,492	12,634
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,529
3.875% 9/10/24	12,321	12,463
4.125% 12/15/26	49,975	50,572
4.452% 12/5/29 (h)	25,000	26,165
KeyCorp. 5.1% 3/24/21	519	540
Rabobank Nederland 4.375% 8/4/25	9,821	9,935
Regions Bank 6.45% 6/26/37	10,147	12,061
Regions Financial Corp. 3.2% 2/8/21	4,117	4,122
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	45,825
6% 12/19/23	14,202	14,924
6.1% 6/10/23	10,097	10,591
6.125% 12/15/22	35,362	37,307
Synchrony Bank 3% 6/15/22	5,296	5,136
UniCredit SpA 6.572% 1/14/22 (g)	8,231	8,438
		629,652
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,467
4.25% 2/15/24	2,760	2,835
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	9,918
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,129
5.375% 3/15/27	920	936
Deutsche Bank AG 4.5% 4/1/25	14,192	13,211
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	6,071
3.3% 11/16/22	13,520	12,760
5% 2/14/22	13,461	13,544
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (h)	95,103	93,678
3.2% 2/23/23	1,300	1,289
3.691% 6/5/28 (h)	19,000	18,398
3.75% 2/25/26	15,000	14,814
6.75% 10/1/37	2,771	3,296
Lazard Group LLC 4.25% 11/14/20	1,706	1,732
Moody's Corp.:
3.25% 1/15/28	2,803	2,677
4.875% 2/15/24	2,632	2,784
Morgan Stanley:
3.125% 1/23/23	39,834	39,515
3.7% 10/23/24	10,237	10,282
3.737% 4/24/24 (h)	30,000	30,261
4.431% 1/23/30 (h)	6,495	6,706
4.875% 11/1/22	7,232	7,569
5% 11/24/25	20,351	21,391
5.625% 9/23/19	453	460
MSCI, Inc. 5.75% 8/15/25 (g)	870	905
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	6,951
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,735
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,401
		348,715
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,254	2,223
4.125% 7/3/23	5,160	5,126
4.45% 12/16/21	4,345	4,402
4.875% 1/16/24	2,590	2,650
Ally Financial, Inc.:
5.75% 11/20/25	4,715	4,998
8% 11/1/31	9,130	11,139
8% 11/1/31	17,338	21,412
Capital One Financial Corp. 3.8% 1/31/28	5,544	5,328
Discover Financial Services:
3.85% 11/21/22	1,983	1,995
3.95% 11/6/24	15,000	14,846
4.5% 1/30/26	6,952	6,984
5.2% 4/27/22	2,146	2,245
Ford Motor Credit Co. LLC:
5.085% 1/7/21	4,339	4,420
5.596% 1/7/22	8,976	9,196
5.875% 8/2/21	10,438	10,786
Navient Corp.:
5.875% 10/25/24	5,675	5,462
6.75% 6/25/25	1,840	1,801
6.75% 6/15/26	5,455	5,237
SLM Corp.:
4.875% 6/17/19	2,727	2,727
5.5% 1/25/23	190	188
6.125% 3/25/24	6,670	6,503
8% 3/25/20	5,930	6,193
Springleaf Financial Corp. 7.125% 3/15/26	4,515	4,538
Synchrony Financial:
3% 8/15/19	1,910	1,909
3.75% 8/15/21	7,084	7,100
3.95% 12/1/27	9,650	8,837
4.25% 8/15/24	2,903	2,846
		161,091
Diversified Financial Services - 0.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (g)	7,244	7,316
5.25% 5/15/24 (g)(k)	2,570	2,634
5.5% 1/15/23 (g)	2,905	2,978
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,279	1,289
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,065
3.875% 8/15/22	7,497	7,501
4.125% 6/15/26	2,949	2,880
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,400	2,160
Cigna Corp.:
4.125% 11/15/25 (g)	2,979	3,024
4.375% 10/15/28 (g)	7,689	7,794
4.8% 8/15/38 (g)	4,787	4,778
4.9% 12/15/48 (g)	4,783	4,762
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	8,365	7,936
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,315	4,336
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	555	539
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,111
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,756
6% 8/1/20	2,230	2,252
6.375% 12/15/25	4,115	4,233
6.75% 2/1/24	1,565	1,637
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (g)	1,150	1,181
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (g)	2,520	2,501
5.25% 8/15/22 (g)(k)	1,790	1,832
5.5% 2/15/24 (g)	11,360	11,743
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	3,365	3,163
6.875% 2/15/23 (g)	1,505	1,460
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,598
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (g)	945	943
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	2,175	2,235
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,213
		113,850
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (g)	2,320	2,049
8.125% 2/15/24 (g)	1,095	1,122
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,203
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	2,360	2,438
American International Group, Inc.:
3.3% 3/1/21	3,455	3,460
3.75% 7/10/25	11,144	10,954
4.875% 6/1/22	10,692	11,204
AmWINS Group, Inc. 7.75% 7/1/26 (g)	2,090	2,142
Aon Corp. 5% 9/30/20	107	110
Centene Escrow Corp. 5.375% 6/1/26 (g)	3,715	3,854
HUB International Ltd. 7% 5/1/26 (g)	1,395	1,367
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	586	596
4.569% 2/1/29 (g)	8,132	8,230
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	5,883	6,063
4.75% 3/15/39	2,700	2,796
4.8% 7/15/21	3,441	3,559
4.9% 3/15/49	5,372	5,651
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	6,834
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,426
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	7,119
Prudential Financial, Inc.:
4.5% 11/16/21	1,461	1,514
7.375% 6/15/19	1,880	1,904
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,332
TIAA Asset Management Finance LLC 4.125% 11/1/24 (g)	2,275	2,349
Unum Group:
3.875% 11/5/25	6,934	6,743
5.625% 9/15/20	2,879	2,974
5.75% 8/15/42	10,079	10,505
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	1,974
		120,472
TOTAL FINANCIALS		1,373,780
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,479
4.625% 2/1/28 (g)	505	489
		1,968
Health Care Providers & Services - 0.8%
Cigna Corp. 3.75% 7/15/23 (g)	6,161	6,235
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	2,080
6.25% 3/31/23	13,660	13,148
8% 3/15/26 (g)	8,440	8,329
8.125% 6/30/24 (g)	965	803
8.625% 1/15/24 (g)	3,670	3,771
CVS Health Corp.:
3.7% 3/9/23	3,400	3,421
3.875% 7/20/25	5,311	5,300
4.1% 3/25/25	14,035	14,227
4.3% 3/25/28	16,299	16,310
4.78% 3/25/38	7,256	7,058
5.05% 3/25/48	10,668	10,571
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,525	3,401
5.125% 7/15/24	5,800	5,742
Elanco Animal Health, Inc.:
3.912% 8/27/21 (g)	1,267	1,275
4.272% 8/28/23 (g)	4,000	4,059
4.9% 8/28/28 (g)	1,685	1,746
Encompass Health Corp.:
5.75% 11/1/24	4,285	4,329
5.75% 9/15/25	3,965	4,005
HCA Holdings, Inc.:
4.25% 10/15/19	3,850	3,874
4.75% 5/1/23	305	315
5.375% 2/1/25	6,835	7,089
5.375% 9/1/26	1,560	1,598
5.625% 9/1/28	2,740	2,825
5.875% 3/15/22	365	388
5.875% 2/15/26	5,470	5,778
5.875% 2/1/29	835	876
6.5% 2/15/20	13,898	14,314
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,782
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(h)	2,925	2,888
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	634
Tenet Healthcare Corp.:
4.625% 7/15/24	5,240	5,207
5.125% 5/1/25	5,585	5,536
6.25% 2/1/27 (g)	3,770	3,881
6.75% 6/15/23	13,530	13,868
8.125% 4/1/22	5,010	5,348
Toledo Hospital:
5.325% 11/15/28	2,704	2,778
6.015% 11/15/48	12,979	13,732
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,225
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,405	1,434
5.375% 8/15/26 (g)	945	972
		215,152
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,089
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (g)	595	619
Pharmaceuticals - 0.3%
Actavis Funding SCS 3.45% 3/15/22	12,768	12,712
Bayer U.S. Finance II LLC 4.25% 12/15/25 (g)	6,406	6,407
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	525
Mylan NV:
2.5% 6/7/19	3,008	3,004
3.15% 6/15/21	7,274	7,191
3.95% 6/15/26	3,535	3,297
NVA Holdings, Inc. 6.875% 4/1/26 (g)	775	748
Perrigo Finance PLC 3.5% 12/15/21	569	547
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,877
2.8% 7/21/23	2,079	1,881
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (g)	3,325	3,308
5.5% 11/1/25 (g)	2,295	2,315
5.75% 8/15/27 (g)(k)	395	398
5.875% 5/15/23 (g)	7,005	6,970
6.125% 4/15/25 (g)	7,740	7,450
7% 3/15/24 (g)	2,965	3,124
8.5% 1/31/27 (g)(k)	1,190	1,232
9.25% 4/1/26 (g)	3,415	3,680
		69,666
TOTAL HEALTH CARE		288,494
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,679
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (g)	520	530
Bombardier, Inc.:
7.5% 12/1/24 (g)	1,530	1,561
7.875% 4/15/27 (g)	4,255	4,223
BWX Technologies, Inc. 5.375% 7/15/26 (g)	1,010	1,030
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,198
5% 8/1/24 (g)	1,665	1,650
TransDigm UK Holdings PLC 6.875% 5/15/26 (g)	1,460	1,424
TransDigm, Inc.:
6.25% 3/15/26 (g)	1,510	1,548
7.5% 3/15/27 (g)	5,445	5,472
		22,315
Airlines - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	720	752
		752
Building Products - 0.0%
HD Supply, Inc. 5.375% 10/15/26 (g)	2,355	2,390
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	439
		2,829
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23	3,500	3,084
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	3,740	3,375
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	630
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,926
6% 1/1/27	2,705	2,712
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	2,710	2,564
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	555
Tervita Escrow Corp. 7.625% 12/1/21 (g)	650	648
		16,494
Electrical Equipment - 0.0%
Vertiv Group Corp. 9.25% 10/15/24 (g)	910	911
Machinery - 0.0%
Apergy Corp. 6.375% 5/1/26	515	514
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,469
U.S.A. Compression Partners LP 6.875% 4/1/26 (k)(l)	520	529
		2,512
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	2,773
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	2,137
11.25% 8/15/22 (g)	2,475	1,572
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,242
		7,724
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,327	1,299
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,162
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,916
3% 9/15/23	1,146	1,100
3.375% 6/1/21	3,689	3,663
3.75% 2/1/22	6,505	6,516
3.875% 4/1/21	4,155	4,186
4.25% 2/1/24	8,439	8,487
4.25% 9/15/24	4,566	4,563
4.75% 3/1/20	4,617	4,682
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,197
		44,310
TOTAL INDUSTRIALS		100,308
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
CommScope Finance LLC 6% 3/1/26 (g)	1,650	1,689
Gray Escrow, Inc. 7% 5/15/27 (g)	4,135	4,373
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,442
		11,504
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	13,573	13,568
5.45% 6/15/23 (g)	6,600	6,935
6.02% 6/15/26 (g)	2,285	2,423
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,295
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	512
		24,733
IT Services - 0.0%
Banff Merger Sub, Inc. 9.75% 9/1/26 (g)	5,470	5,299
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,705
Qorvo, Inc. 5.5% 7/15/26 (g)	6,700	6,834
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,822
		11,361
Software - 0.1%
CDK Global, Inc. 5.875% 6/15/26	535	552
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	4,530	4,677
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,893
Uber Technologies, Inc. 8% 11/1/26 (g)	4,755	4,969
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (g)	795	755
10.5% 2/1/24 (g)	6,565	5,525
		20,371
TOTAL INFORMATION TECHNOLOGY		73,268
MATERIALS - 0.3%
Chemicals - 0.1%
Element Solutions, Inc. 5.875% 12/1/25 (g)	1,610	1,629
LSB Industries, Inc. 9.625% 5/1/23 (g)	835	873
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,777
5.25% 6/1/27 (g)	1,860	1,748
OCI NV 6.625% 4/15/23 (g)	6,265	6,484
Olin Corp. 5% 2/1/30	1,215	1,180
The Chemours Co. LLC:
5.375% 5/15/27	715	697
7% 5/15/25	825	860
The Dow Chemical Co. 4.55% 11/30/25 (g)	13,459	13,907
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,737
		36,892
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	2,992
7.25% 5/15/24 (g)	3,410	3,541
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,388
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	970	934
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	765
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	425
		12,045
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 6.125% 5/15/28 (g)	425	435
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(h)	2,727	2,838
6.75% 10/19/75 (g)(h)	6,773	7,430
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,316
Constellium NV 5.875% 2/15/26 (g)	650	632
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,940
4.5% 8/1/47 (g)	1,995	1,999
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,517
6.875% 3/1/26 (g)	1,605	1,501
7.25% 4/1/23 (g)	1,705	1,675
7.5% 4/1/25 (g)	3,525	3,402
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (g)	1,140	1,140
5.125% 3/15/23 (g)	1,530	1,526
Freeport-McMoRan, Inc. 6.875% 2/15/23	6,818	7,202
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,138
Murray Energy Corp. 11.25% 4/15/21 (g)	305	159
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,096
		37,946
TOTAL MATERIALS		86,883
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,143
4.6% 4/1/22	2,000	2,064
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,584
American Tower Corp. 2.8% 6/1/20	6,000	5,976
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,475
Boston Properties, Inc. 4.5% 12/1/28	5,097	5,285
Camden Property Trust 2.95% 12/15/22	2,154	2,130
CommonWealth REIT 5.875% 9/15/20	991	1,013
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,049
3.7% 6/15/21	3,614	3,585
5% 7/1/25	4,043	4,144
5.25% 2/15/24	3,576	3,721
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,598
DDR Corp.:
3.625% 2/1/25	3,112	3,002
4.25% 2/1/26	2,564	2,534
4.625% 7/15/22	1,216	1,244
Duke Realty LP:
3.25% 6/30/26	1,061	1,021
3.625% 4/15/23	2,844	2,860
3.75% 12/1/24	2,012	2,020
3.875% 10/15/22	4,799	4,886
4.375% 6/15/22	3,202	3,310
Equinix, Inc. 5.375% 5/15/27	1,410	1,459
Equity One, Inc. 3.75% 11/15/22	7,300	7,338
HCP, Inc.:
3.4% 2/1/25	8,000	7,773
3.875% 8/15/24	11,000	11,037
Health Care REIT, Inc.:
4% 6/1/25	4,568	4,608
4.125% 4/1/19	11,300	11,304
Hudson Pacific Properties LP 4.65% 4/1/29	2,056	2,025
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,901
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	5,480	5,439
5.25% 8/1/26	2,206	2,234
6.375% 3/1/24	1,545	1,618
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,785
4.5% 1/15/25	3,358	3,342
4.5% 4/1/27	21,587	21,172
4.75% 1/15/28	7,767	7,766
4.95% 4/1/24	1,785	1,818
5.25% 1/15/26	7,807	8,028
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,191
5% 12/15/23	980	985
Store Capital Corp. 4.625% 3/15/29	2,656	2,622
Ventas Realty LP:
3.125% 6/15/23	1,874	1,847
3.5% 2/1/25	2,295	2,262
4% 3/1/28	2,728	2,689
4.125% 1/15/26	2,088	2,096
4.375% 2/1/45	1,098	1,017
WP Carey, Inc. 4% 2/1/25	7,547	7,444
		191,444
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,941
3.95% 11/15/27	5,258	5,062
4.1% 10/1/24	5,444	5,424
4.55% 10/1/29	5,773	5,716
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,837
3.95% 7/1/22	4,464	4,520
4.75% 10/1/25	4,899	5,096
5.25% 3/15/21	2,876	2,967
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	3,002
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	782
Liberty Property LP:
3.25% 10/1/26	2,723	2,582
3.375% 6/15/23	2,951	2,919
4.125% 6/15/22	2,746	2,807
4.75% 10/1/20	6,595	6,725
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	5,695
4.5% 4/18/22	1,689	1,603
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	657
Mid-America Apartments LP 4% 11/15/25	1,682	1,702
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,190
Tanger Properties LP:
3.125% 9/1/26	4,273	3,877
3.75% 12/1/24	3,781	3,685
3.875% 12/1/23	2,341	2,322
3.875% 7/15/27	9,215	8,681
		91,792
TOTAL REAL ESTATE		283,236
UTILITIES - 0.8%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 5.75% 10/15/25 (g)	1,695	1,665
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,557	2,437
Drax Finco PLC 6.625% 11/1/25 (g)	1,335	1,357
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,145
6.4% 9/15/20 (g)	10,769	11,214
FirstEnergy Corp.:
4.25% 3/15/23	23,348	23,912
7.375% 11/15/31	16,161	20,826
InterGen NV 7% 6/30/23 (g)	14,505	13,055
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,429
3.7% 9/1/24	2,490	2,447
LG&E and KU Energy LLC 3.75% 11/15/20	745	750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	3,827	4,095
NV Energy, Inc. 6.25% 11/15/20	1,666	1,752
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,070
Vistra Operations Co. LLC:
5.5% 9/1/26 (g)	2,025	2,101
5.625% 2/15/27 (g)	3,580	3,687
		105,942
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,795
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp.:
5.375% 1/15/23	1,475	1,460
6% 1/15/22 (g)	1,115	1,130
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	17,756	19,043
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,793
7.625% 11/1/24	7,785	8,272
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,736
2.7% 6/15/21	1,715	1,683
3.55% 6/15/26	2,743	2,631
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,051
4.5% 9/15/27 (g)	745	708
NRG Energy, Inc.:
5.75% 1/15/28	7,555	7,753
6.625% 1/15/27	4,390	4,675
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	867
Talen Energy Supply LLC:
6.5% 6/1/25	3,405	3,034
10.5% 1/15/26 (g)	5,700	5,900
TerraForm Global, Inc. 6.125% 3/1/26 (g)	2,450	2,358
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	798
5% 1/31/28 (g)	805	765
6.625% 6/15/25 (g)(h)	1,200	1,260
The AES Corp.:
4% 3/15/21	3,125	3,124
4.5% 3/15/23	2,065	2,080
5.125% 9/1/27	1,280	1,315
		73,436
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (h)(j)	19,347	17,799
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (h)(j)	2,474	2,350
Puget Energy, Inc. 6% 9/1/21	691	729
Sempra Energy 6% 10/15/39	5,386	6,066
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,319
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (h)(j)	3,876	3,409
		32,672
TOTAL UTILITIES		213,845

TOTAL NONCONVERTIBLE BONDS		3,879,308

TOTAL CORPORATE BONDS
(Cost $3,864,808)		3,883,379

U.S. Treasury Obligations - 9.5%
U.S. Treasury Bills, yield at date of purchase 2.35% 3/7/19 (m)	16,700	16,694
U.S. Treasury Bonds 3% 2/15/49 (b)	345,515	339,765
U.S. Treasury Notes:
1.25% 10/31/21	$282,669	$273,526
1.625% 5/15/26	218,148	203,747
1.75% 6/30/22	849,611	829,400
1.875% 7/31/22	207,750	203,465
2% 8/15/25	167,514	161,461
2.125% 11/30/24	12,481	12,180
2.25% 1/31/24	59,805	59,013
2.25% 12/31/24	16,866	16,564
2.25% 2/15/27	67,980	65,975
2.25% 8/15/27	243,505	235,544
2.625% 12/31/23	37,800	37,957
3.125% 11/15/28	96,100	99,381
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,586,938)		2,554,672

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,368	$5,340
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	11,721	11,836
Class AA, 2.487% 12/16/41 (g)	2,520	2,450
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (g)	8,517	8,506
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7734% 1/25/35	176	177
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,017	3,954
Class A2II, 4.03% 11/20/47 (g)	6,767	6,656
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (h)(j)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (g)(h)(j)	168	165
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (g)(h)(j)	61	60
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (g)(h)(j)	101	96
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (g)(h)(j)	38	36
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (g)	3,905	3,961
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (h)(j)	2,016	1,638
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (g)(h)(j)(k)	8,375	8,375
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (h)(j)	736	735
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (h)(j)	1,120	1,112
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (h)(j)	19	18
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (g)	8,605	8,657
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (f)(g)(h)(j)	1,467	1,015
TOTAL ASSET-BACKED SECURITIES
(Cost $61,590)		64,789

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0499% 1/25/35 (h)(j)	141	141
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (h)(j)	116	114
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (h)(j)	133	132
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (h)(j)	10	10
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.1299% 9/25/43 (h)(j)	861	855

TOTAL PRIVATE SPONSOR		1,252

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	3,335	3,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,488)		4,550

Commercial Mortgage Securities - 0.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (h)(o)	10	0
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(o)	375	15
Series 2006-3A, Class IO, 0% 10/25/36 (f)(g)(h)(o)	9,323	0
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	15,031	15,808
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (g)(h)(j)	2,568	2,564
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (g)(h)(j)	3,681	3,687
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,108
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	4,362	4,643
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (g)	5,378	5,574
Class B, 4.5349% 4/15/36 (g)	964	999
Class C, 4.6278% 4/15/36 (g)	1,110	1,140
Class D, 4.6278% 4/15/36 (g)	2,219	2,229
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,584	3,805
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (g)(h)	6,410	6,381
Class CFX, 3.3822% 12/15/34 (g)(h)	5,380	5,349
Class DFX, 3.3822% 12/15/34 (g)(h)	4,559	4,517
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (g)	914	954
Class DFX, 5.3503% 7/5/33 (g)	1,406	1,467
Class EFX, 5.5422% 7/5/33 (g)	1,924	1,999
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	15,164	15,997
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (g)(h)	5,237	5,124
Class B, 4.181% 11/15/34 (g)	2,207	2,172
Class C, 5.205% 11/15/34 (g)	1,548	1,541
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	11,378	11,994
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $98,671)		99,067

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$1,095	$1,545
7.5% 4/1/34	7,195	10,130
7.55% 4/1/39	10,865	15,958
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	790	800
Series 2010 C1, 7.781% 1/1/35	4,620	5,090
6.05% 1/1/29	310	319
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	1,700	1,717
Series 2010-1, 6.63% 2/1/35	15,330	16,345
Series 2010-3:
5.547% 4/1/19	155	155
6.725% 4/1/35	11,505	12,149
7.35% 7/1/35	4,495	4,989
Series 2010-5, 6.2% 7/1/21	1,149	1,185
Series 2011, 5.877% 3/1/19	19,390	19,390
Series 2013, 4% 12/1/20	6,040	6,084
TOTAL MUNICIPAL SECURITIES
(Cost $93,324)		95,856

Bank Loan Obligations - 0.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/2/26 (h)(j)	$2,335	$2,324
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1763% 1/31/26 (h)(j)	4,024	3,888
		6,212
Entertainment - 0.0%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/29/25 (h)(j)	2,574	2,557
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7399% 6/7/23 (h)(j)	3,191	2,940
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9888% 1/25/26 (h)(j)	457	454
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.17% 2/15/24 (h)(j)	2,054	2,031
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/19/25 (h)(j)	85	85
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 8/19/23 (h)(j)	10,682	10,495
		16,005
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2291% 11/27/23 (h)(j)	9,305	9,295
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (h)(j)	498	492
Sprint Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (h)(j)	1,190	1,175
		10,962

TOTAL COMMUNICATION SERVICES		35,736

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (h)(j)	2,230	2,208
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (h)(j)	627	621
		2,829
Hotels, Restaurants & Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/31/24 (h)(j)	45	44
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 9/25/24 (h)(j)	2,918	2,908
Media - 0.1%
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/28/25 (h)(j)	4,538	4,505

TOTAL CONSUMER DISCRETIONARY		10,286

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7665% 5/31/24 (h)(j)	4,975	4,772
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11% 11/19/23 (h)(j)	1,201	1,231
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/27/23 (h)(j)	630	626
		6,629
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (h)(j)	745	720
Oil, Gas & Consumable Fuels - 0.1%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 9.0169% 3/30/23 (h)(j)	279	279
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (h)(j)	1,276	1,217
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.868% 12/31/21 (h)(j)	6,180	6,477
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 12/31/22 (h)(j)	3,700	3,638
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 2/21/26 (j)(p)	5,205	5,140
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4899% 3/1/24 (h)(j)	4,780	3,791
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7314% 7/18/25 (h)(j)	618	611
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (h)(j)	275	275
		21,428

TOTAL ENERGY		22,148

FINANCIALS - 0.1%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (h)(j)	306	303
Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (f)	1,992	1,992
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (h)(j)	4,365	4,296
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9814% 11/16/25 (h)(j)	3,860	3,854
		10,142
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2314% 5/10/25 (h)(j)	64	63
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 11/3/24 (h)(j)	3,841	3,838
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.993% 8/4/25 (h)(j)	360	365
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (h)(j)	454	450
		4,716

TOTAL FINANCIALS		15,161

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (h)(j)	3,760	3,737
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2623% 11/27/25 (h)(j)	3,210	3,200

TOTAL HEALTH CARE		6,937

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/22/24 (h)(j)	4,309	4,246
Commercial Services & Supplies - 0.0%
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.1289% 11/30/25 (h)(j)	4,720	4,649

TOTAL INDUSTRIALS		8,895

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/10/25 (h)(j)	374	354
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 2/28/25 (h)(j)	154	154
IT Services - 0.0%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2669% 10/11/26 (h)(j)	710	696
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2669% 10/11/25 (h)(j)	290	288
		984
Software - 0.1%
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (h)(j)	6,915	7,032
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (h)(j)	1,670	1,662
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (h)(j)	3,478	3,461
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (h)(j)	1,332	1,326
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (h)(j)	384	382
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9814% 7/13/23 (h)(j)	2,015	2,005
3 month U.S. LIBOR + 4.000% 6.5169% 4/4/25 (h)(j)	1,572	1,572
		17,440

TOTAL INFORMATION TECHNOLOGY		18,932

MATERIALS - 0.0%
Chemicals - 0.0%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5791% 3/28/25 (h)(j)	134	133
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (j)(p)	5,085	5,047
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2444% 2/8/25 (h)(j)	87	86
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7638% 10/1/25 (h)(j)	880	874
		6,140
TOTAL BANK LOAN OBLIGATIONS
(Cost $131,389)		130,864

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	7,402	7,334
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$9,005
3.1% 6/4/20	8,635	8,628
4.682% 8/9/28 (h)	3,485	3,474
8.7% 11/18/19	532	551
RBS Citizens NA 2.5% 3/14/19	4,029	4,029
Synchrony Bank 3.65% 5/24/21	5,873	5,898
TOTAL BANK NOTES
(Cost $38,988)		38,919

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp.:
5.875% (h)(q)	$14,020	$14,093
6.1% (h)(q)	1,680	1,833
Barclays Bank PLC 7.625% 11/21/22	7,765	8,541
Citigroup, Inc.:
5.35% (h)(q)	6,540	6,561
5.95% (h)(q)	12,415	12,725
5.95% (h)(q)	5,000	5,074
6.3% (h)(q)	3,635	3,766
Credit Agricole SA:
6.625% (g)(h)(q)	7,820	7,990
7.875% (g)(h)(q)	2,225	2,421
8.125% (g)(h)(q)	2,840	3,211
JPMorgan Chase & Co. 6% (h)(q)	11,680	12,118
Standard Chartered PLC 7.5% (g)(h)(q)	3,195	3,438
TOTAL PREFERRED SECURITIES
(Cost $79,815)		81,771
	Shares	Value (000s)

Fixed-Income Funds - 7.4%
Fidelity Mortgage Backed Securities Central Fund (r)
(Cost $1,970,110)	18,805,985	1,996,820

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(f)
(Cost $11)	11,217	11

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.44% (s)	249,119,339	249,169
Fidelity Securities Lending Cash Central Fund 2.45% (s)(t)	153,453,956	153,469
TOTAL MONEY MARKET FUNDS
(Cost $402,628)		402,638
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.7%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (u)
(Cost $197,097)	197,111	197,097
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $22,850,518)		27,211,357
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(366,907)
NET ASSETS - 100%		$26,844,450

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	125	March 2019	$17,404	$1,354	$1,354

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $599,959,000 or 2.2% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,087,273,000 or 4.1% of net assets.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) A portion of the security sold on a delayed delivery basis.

 (m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $802,000.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Investment made with cash collateral received from securities on loan.

 (u) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc.	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Lyft, Inc. Series H	11/22/17	$30,000
Lyft, Inc. Series I	6/27/18	$18,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A	3/23/18	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Mulberry Health, Inc. Series AA	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Neutron Holdings, Inc. Series D	1/25/19	$9,900
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12,159
Fidelity Mortgage Backed Securities Central Fund	28,414
Fidelity Securities Lending Cash Central Fund	690
Total	$41,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,547,167	$429,214	$--	$--	$20,439	$1,996,820	22.5%
Total	$1,547,167	$429,214	$--	$--	$20,439	$1,996,820

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$20,381	$314	$--	$--	$--	$3,761	$24,456
Total	$20,381	$314	$--	$--	$--	$3,761	$24,456

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,763,788	$1,594,165	$--	$169,623
Consumer Discretionary	1,971,254	1,753,967	18,297	198,990
Consumer Staples	753,939	748,050	2,673	3,216
Energy	611,816	486,713	124,498	605
Financials	1,715,973	1,715,973	--	--
Health Care	3,478,958	3,448,864	--	30,094
Industrials	1,891,737	1,849,895	--	41,842
Information Technology	4,078,204	3,936,260	--	141,944
Materials	547,931	547,931	--	--
Real Estate	493,691	482,408	--	11,283
Utilities	353,633	347,968	5,665	--
Corporate Bonds	3,883,379	--	3,883,379	--
U.S. Government and Government Agency Obligations	2,554,672	--	2,554,672	--
Asset-Backed Securities	64,789	--	63,774	1,015
Collateralized Mortgage Obligations	4,550	--	4,550	--
Commercial Mortgage Securities	99,067	--	99,067	--
Municipal Securities	95,856	--	95,856	--
Bank Loan Obligations	130,864	--	128,872	1,992
Bank Notes	38,919	--	38,919	--
Preferred Securities	81,771	--	81,771	--
Fixed-Income Funds	1,996,820	1,996,820	--	--
Other	11	--	--	11
Money Market Funds	402,638	402,638	--	--
Repurchase Agreements	197,097	--	197,097	--
Total Investments in Securities:	$27,211,357	$19,311,652	$7,299,090	$600,615
Derivative Instruments:
Assets
Futures Contracts	$1,354	$1,354	$--	$--
Total Assets	$1,354	$1,354	$--	$--
Total Derivative Instruments:	$1,354	$1,354	$--	$--

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$418,843
Net Realized Gain (Loss) on Investment Securities	128
Net Unrealized Gain (Loss) on Investment Securities	(229,254)
Cost of Purchases	15,016
Proceeds of Sales	(5,743)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$198,990
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$(229,254)
Other Investments in Securities
Beginning Balance	$248,058
Net Realized Gain (Loss) on Investment Securities	(7,747)
Net Unrealized Gain (Loss) on Investment Securities	163,196
Cost of Purchases	1,178
Proceeds of Sales	(3,081)
Amortization/Accretion	21
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$401,625
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$155,193

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$1,354	$0
Total Equity Risk	1,354	0
Total Value of Derivatives	$1,354	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
(000s)
$197,097,000 due 3/1/19 at 2.59%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$39,427
J.P. Morgan Securities, Inc.	157,670
$197,097

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	17.9%
AAA,AA,A	2.8%
BBB	8.4%
BB	3.2%
B	1.1%
CCC,CC,C	1.0%
Not Rated	0.1%
Equities	65.8%
Short-Term Investments and Net Other Assets	(0.3)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019
Assets
Investment in securities, at value (including securities loaned of $342,265 and repurchase agreements of $197,097) — See accompanying schedule: Unaffiliated issuers (cost $20,461,385)	$24,787,443
Fidelity Central Funds (cost $2,372,738)	2,399,458
Other affiliated issuers (cost $16,395)	24,456
Total Investment in Securities (cost $22,850,518)		$27,211,357
Cash		44
Restricted cash		380
Receivable for investments sold
Regular delivery		193,309
Delayed delivery		1,151
Receivable for fund shares sold		11,001
Dividends receivable		28,146
Interest receivable		62,409
Distributions receivable from Fidelity Central Funds		1,183
Prepaid expenses		27
Other receivables		1,868
Total assets		27,510,875
Liabilities
Payable for investments purchased
Regular delivery	$153,512
Delayed delivery	15,513
Payable for fund shares redeemed	133,627
Accrued management fee	8,709
Payable for daily variation margin on futures contracts	65
Other affiliated payables	2,684
Other payables and accrued expenses	1,737
Collateral on securities loaned	350,578
Total liabilities		666,425
Net Assets		$26,844,450
Net Assets consist of:
Paid in capital		$22,303,022
Total distributable earnings (loss)		4,541,428
Net Assets		$26,844,450
Net Asset Value and Maximum Offering Price
Puritan:
Net Asset Value, offering price and redemption price per share ($21,063,579 ÷ 995,082 shares)		$21.17
Class K:
Net Asset Value, offering price and redemption price per share ($5,780,871 ÷ 273,275 shares)		$21.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019
Investment Income
Dividends		$118,536
Interest		134,081
Income from Fidelity Central Funds		41,263
Total income		293,880
Expenses
Management fee	$53,099
Transfer agent fees	15,507
Accounting and security lending fees	1,123
Custodian fees and expenses	131
Independent trustees' fees and expenses	88
Registration fees	311
Audit	98
Legal	31
Miscellaneous	81
Total expenses before reductions	70,469
Expense reductions	(396)
Total expenses after reductions		70,073
Net investment income (loss)		223,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	1,631,868
Fidelity Central Funds	(15)
Foreign currency transactions	(73)
Futures contracts	(34,052)
Total net realized gain (loss)		1,597,728
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $40)	(3,141,666)
Fidelity Central Funds	20,454
Other affiliated issuers	3,761
Assets and liabilities in foreign currencies	189
Futures contracts	1,354
Total change in net unrealized appreciation (depreciation)		(3,115,908)
Net gain (loss)		(1,518,180)
Net increase (decrease) in net assets resulting from operations		$(1,294,373)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,807	$434,354
Net realized gain (loss)	1,597,728	2,067,514
Change in net unrealized appreciation (depreciation)	(3,115,908)	1,226,331
Net increase (decrease) in net assets resulting from operations	(1,294,373)	3,728,199
Distributions to shareholders	(3,401,022)	–
Distributions to shareholders from net investment income	–	(374,856)
Distributions to shareholders from net realized gain	–	(766,442)
Total distributions	(3,401,022)	(1,141,298)
Share transactions - net increase (decrease)	2,064,065	559,715
Total increase (decrease) in net assets	(2,631,330)	3,146,616
Net Assets
Beginning of period	29,475,780	26,329,164
End of period	$26,844,450	$29,475,780
Other Information
Undistributed net investment income end of period		$116,716

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

	Six months ended February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.10	$22.90	$21.07	$21.02	$22.91	$20.98
Income from Investment Operations
Net investment income (loss)A	.18	.37	.37	.36	.47B	.36
Net realized and unrealized gain (loss)	(1.29)	2.81	2.21	1.10	(.33)	3.60
Total from investment operations	(1.11)	3.18	2.58	1.46	.14	3.96
Distributions from net investment income	(.19)	(.32)	(.39)C	(.34)	(.46)	(.35)
Distributions from net realized gain	(2.63)	(.67)	(.36)C	(1.07)	(1.57)	(1.68)
Total distributions	(2.82)	(.98)D	(.75)	(1.41)	(2.03)	(2.03)
Net asset value, end of period	$21.17	$25.10	$22.90	$21.07	$21.02	$22.91
Total ReturnE,F	(4.16)%	14.34%	12.64%	7.36%	.87%	20.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.54%	.55%	.56%	.56%	.56%
Expenses net of fee waivers, if any	.54%I	.53%	.55%	.56%	.56%	.56%
Expenses net of all reductions	.53%I	.53%	.55%	.55%	.55%	.56%
Net investment income (loss)	1.62%I	1.54%	1.73%	1.77%	2.13%B	1.68%
Supplemental Data
Net assets, end of period (in millions)	$21,064	$22,864	$20,132	$19,754	$18,812	$18,351
Portfolio turnover rateJ	125%I	44%K	45%	36%	106%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.98 per share is comprised of distributions from net investment income of $.318 and distributions from net realized gain of $.666 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

	Six months ended February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.09	$22.89	$21.06	$21.01	$22.90	$20.98
Income from Investment Operations
Net investment income (loss)A	.19	.39	.39	.38	.49B	.39
Net realized and unrealized gain (loss)	(1.30)	2.81	2.21	1.10	(.33)	3.58
Total from investment operations	(1.11)	3.20	2.60	1.48	.16	3.97
Distributions from net investment income	(.20)	(.34)	(.41)C	(.36)	(.48)	(.37)
Distributions from net realized gain	(2.63)	(.67)	(.36)C	(1.07)	(1.57)	(1.68)
Total distributions	(2.83)	(1.00)D	(.77)	(1.43)	(2.05)	(2.05)
Net asset value, end of period	$21.15	$25.09	$22.89	$21.06	$21.01	$22.90
Total ReturnE,F	(4.16)%	14.44%	12.76%	7.48%	.96%	20.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.45%I	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%I	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%I	.44%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.71%I	1.63%	1.82%	1.86%	2.23%B	1.78%
Supplemental Data
Net assets, end of period (in millions)	$5,781	$6,612	$6,198	$6,009	$5,939	$6,162
Portfolio turnover rateJ	125%I	44%K	45%	36%	106%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $.666 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$597,597	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 8.8 / 3.3	Increase
			Transaction price	$9.15	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.6 - 5.8 / 5.4	Increase
			Liquidity preference	$19.60 - $45.76 / $27.72	Increase
			Discount rate	6.0% - 60.0% / 21.1%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 10.0%	Decrease
			Proxy discount	0.6%	Decrease
			Premium rate	29.0%	Increase
		Book value	Book value multiple	1.0	Increase
		Market Approach	Transaction price	$0.00 - $548.17 / $83.34	Increase
Asset-Backed Securities	$1,015	Discount cash flow	Spread	3.3%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$1,992	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,123 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,806,266
Gross unrealized depreciation	(570,273)
Net unrealized appreciation (depreciation)	$4,235,993
Tax cost	$22,976,718

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $176,015 in these Subsidiaries, representing 0.66% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $14,775,492 and $14,403,139, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$14,117.13
Class K	1,390.05
	$15,507

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $311 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $63.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $74,989 (which included $19 of unrealized depreciation), in exchange for 695 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $691. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $11. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $690 (including $61 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $260 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Puritan	$14

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $104.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018
Distributions to shareholders
Puritan	$2,642,810	$–
Class K	758,212	–
Total	$3,401,022	$–
From net investment income
Puritan	$–	$284,446
Class K	–	90,410
Total	$–	$374,856
From net realized gain
Puritan	$–	$586,678
Class K	–	179,764
Total	$–	$766,442

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018	Six months ended February 28, 2019	Year ended August 31, 2018
Puritan
Shares sold	56,218	116,115	$1,244,199	$2,767,345
Reinvestment of distributions	117,378	35,650	2,505,815	823,587
Shares redeemed	(89,233)	(120,147)	(1,905,387)	(2,852,632)
Net increase (decrease)	84,363	31,618	$1,844,627	$738,300
Class K
Shares sold	17,549	38,459	$384,393	$912,229
Reinvestment of distributions	35,544	11,704	758,168	270,174
Shares redeemed	(43,347)	(57,431)	(923,123)	(1,360,988)
Net increase (decrease)	9,746	(7,268)	$219,438	$(178,585)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Puritan	.54%
Actual		$1,000.00	$958.40	$2.62
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.45%
Actual		$1,000.00	$958.40	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in July 2015 and June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Puritan Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Puritan
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
73
72
70
70
70
50
50
50
50
49
40
40
40
40
39
2013
2014
2015
2016
2018

	2013	2014	2015	2016	2018
TMG %	11%	9%	8%	8%	9%
Funds	553	535	530	525	514
ASPG Quartile	2nd	2nd	2nd	2nd	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

PUR-SANN-0419
1.700677.121

Fidelity® Balanced Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	3.0
Apple, Inc.	2.5
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	1.6
UnitedHealth Group, Inc.	1.2
10.2

Top Five Bond Issuers as of February 28, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.5
Fannie Mae	3.8
Freddie Mac	2.1
Ginnie Mae	2.0
Morgan Stanley	0.5
17.9

Top Five Market Sectors as of February 28, 2019

% of fund's net assets
Financials	13.8
Information Technology	13.2
Health Care	11.1
Communication Services	8.2
Consumer Discretionary	7.4

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
Stocks and Equity Futures	66.8%
Bonds	32.6%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 8.6%

 ** Futures and Swaps - 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	8,169,364	$254,231
CenturyLink, Inc.	891,300	11,756
		265,987
Entertainment - 1.3%
Activision Blizzard, Inc.	1,697,531	71,534
Electronic Arts, Inc. (a)	810,884	77,666
Netflix, Inc. (a)	394,514	141,275
Take-Two Interactive Software, Inc. (a)	204,800	17,871
The Walt Disney Co.	903,200	101,917
		410,263
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	141,723	159,658
Class C (a)	472,447	529,103
ANGI Homeservices, Inc. Class A (a)	1,759,685	28,894
Facebook, Inc. Class A (a)	2,230,069	360,045
Momo, Inc. ADR (a)	1,020,800	33,860
Tencent Holdings Ltd.	312,100	13,365
Twitter, Inc. (a)	663,000	20,407
		1,145,332
Media - 0.7%
Charter Communications, Inc. Class A (a)	30,800	10,623
Comcast Corp. Class A	4,752,992	183,798
Liberty Broadband Corp. Class A (a)	193,200	17,257
MDC Partners, Inc. Class A (a)	2,162,434	7,179
MultiChoice Group Ltd.	19,000	142
Naspers Ltd. Class N	19,000	4,106
		223,105
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,717,566	124,025

TOTAL COMMUNICATION SERVICES		2,168,712

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.1%
Aptiv PLC	510,100	42,394
Distributors - 0.1%
LKQ Corp. (a)	934,000	25,872
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	522,300	12,598
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	839,800	25,446
Cedar Fair LP (depositary unit)	553,100	29,314
Compass Group PLC	2,861,700	63,201
Dunkin' Brands Group, Inc.	331,900	23,714
Marriott International, Inc. Class A	586,537	73,475
McDonald's Corp.	1,068,400	196,415
Sea Ltd. ADR (a)(b)	3,417,500	73,476
Starbucks Corp.	885,474	62,213
U.S. Foods Holding Corp. (a)	1,725,300	60,800
Wyndham Destinations, Inc.	352,000	15,851
Wyndham Hotels & Resorts, Inc.	650,200	34,181
		658,086
Household Durables - 0.2%
Lennar Corp. Class A	1,169,600	56,117
Internet & Direct Marketing Retail - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	266,100	48,704
Amazon.com, Inc. (a)	368,800	604,769
The Booking Holdings, Inc. (a)	37,600	63,809
		717,282
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	1,538,800	22,189
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	721,500	69,502
Specialty Retail - 1.6%
Home Depot, Inc.	1,301,944	241,042
Lowe's Companies, Inc.	1,035,200	108,789
O'Reilly Automotive, Inc. (a)	119,208	44,341
TJX Companies, Inc.	2,463,514	126,354
Ulta Beauty, Inc. (a)	18,600	5,812
		526,338
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	887,150	76,055
Prada SpA	3,673,800	11,771
PVH Corp.	148,500	17,054
Tapestry, Inc.	882,300	30,828
		135,708

TOTAL CONSUMER DISCRETIONARY		2,266,086

CONSUMER STAPLES - 4.4%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	349,627	59,143
Keurig Dr. Pepper, Inc.	574,300	14,444
Monster Beverage Corp. (a)	840,542	53,652
PepsiCo, Inc.	517,900	59,890
The Coca-Cola Co.	4,434,208	201,047
		388,176
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	135,800	29,705
Kroger Co.	246,700	7,236
Sysco Corp.	580,600	39,220
Walgreens Boots Alliance, Inc.	361,075	25,705
Walmart, Inc.	543,800	53,831
		155,697
Food Products - 0.6%
Bunge Ltd.	445,263	23,635
Conagra Brands, Inc.	788,500	18,427
Mondelez International, Inc.	2,698,500	127,261
The Kraft Heinz Co.	802,900	26,648
The Simply Good Foods Co. (a)	522,621	10,693
		206,664
Household Products - 1.0%
Colgate-Palmolive Co.	1,536,167	101,187
Procter & Gamble Co.	2,071,700	204,166
		305,353
Personal Products - 0.3%
Coty, Inc. Class A	2,478,902	27,268
Edgewell Personal Care Co. (a)	352,300	15,628
Estee Lauder Companies, Inc. Class A	255,282	40,064
Unilever NV (Certificaten Van Aandelen) (Bearer)	453,200	24,544
		107,504
Tobacco - 0.8%
Altria Group, Inc.	1,681,695	88,138
British American Tobacco PLC sponsored ADR	548,719	20,160
Philip Morris International, Inc.	1,660,799	144,390
		252,688

TOTAL CONSUMER STAPLES		1,416,082

ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,578,000	41,628
Hess Midstream Partners LP	407,700	9,328
Liberty Oilfield Services, Inc. Class A (b)	628,700	10,298
NCS Multistage Holdings, Inc. (a)	1,567,839	8,639
Oceaneering International, Inc. (a)	474,391	7,329
Schlumberger Ltd.	435,800	19,201
		96,423
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	1,448,502	63,010
Black Stone Minerals LP	757,000	13,505
BP PLC sponsored ADR	766,670	32,698
Cabot Oil & Gas Corp.	1,005,150	24,747
Centennial Resource Development, Inc. Class A (a)	696,100	6,314
Chevron Corp.	664,905	79,509
ConocoPhillips Co.	486,600	33,016
Devon Energy Corp.	2,451,000	72,329
Diamondback Energy, Inc.	134,900	13,885
EOG Resources, Inc.	1,134,400	106,634
Exxon Mobil Corp.	1,411,743	111,570
HollyFrontier Corp.	487,500	24,960
Magnolia Oil & Gas Corp.	931,000	11,451
Magnolia Oil & Gas Corp. Class A (a)	1,185,000	14,576
Noble Energy, Inc.	1,832,800	40,597
Parsley Energy, Inc. Class A (a)	1,092,230	19,813
Phillips 66 Co.	811,417	78,188
Pioneer Natural Resources Co.	357,800	50,432
PrairieSky Royalty Ltd. (b)	858,637	12,508
Reliance Industries Ltd.	2,625,662	45,628
Suncor Energy, Inc.	1,918,100	66,116
Targa Resources Corp.	316,200	12,724
Valero Energy Corp.	635,600	51,840
Viper Energy Partners LP	168,300	5,539
Whiting Petroleum Corp. (a)	434,900	10,599
		1,002,188

TOTAL ENERGY		1,098,611

FINANCIALS - 8.8%
Banks - 3.8%
Bank of America Corp.	10,646,208	309,592
Citigroup, Inc.	3,364,012	215,229
First Horizon National Corp.	3,650,700	57,060
Huntington Bancshares, Inc.	12,332,512	177,711
KB Financial Group, Inc.	136,300	5,368
KeyCorp	4,120,400	72,766
M&T Bank Corp.	205,300	35,529
PNC Financial Services Group, Inc.	422,600	53,256
Signature Bank	315,500	42,832
SunTrust Banks, Inc.	662,400	42,970
Wells Fargo & Co.	4,567,100	227,853
		1,240,166
Capital Markets - 1.3%
Bank of New York Mellon Corp.	1,112,400	58,379
Cboe Global Markets, Inc.	688,011	65,987
E*TRADE Financial Corp.	2,413,949	118,259
Goldman Sachs Group, Inc.	121,800	23,958
Morgan Stanley	963,900	40,465
Oaktree Capital Group LLC Class A	556,300	23,570
State Street Corp.	261,200	18,772
TD Ameritrade Holding Corp.	686,900	38,693
Virtu Financial, Inc. Class A	1,206,600	30,334
		418,417
Consumer Finance - 1.9%
360 Finance, Inc. ADR	584,900	9,914
American Express Co.	623,400	67,165
Capital One Financial Corp.	3,606,201	301,406
LexinFintech Holdings Ltd. ADR (a)	1,685,600	19,637
OneMain Holdings, Inc.	3,139,194	103,593
PPDAI Group, Inc. ADR (a)	1,818,600	8,766
SLM Corp.	3,891,498	43,001
Synchrony Financial	1,312,900	42,814
		596,296
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class A (a)	78	23,572
Kimbell Royalty Partners LP	821,226	14,371
		37,943
Insurance - 1.7%
American International Group, Inc.	2,768,500	119,599
Hartford Financial Services Group, Inc.	767,100	37,864
Marsh & McLennan Companies, Inc.	923,377	85,893
MetLife, Inc.	2,846,300	128,624
RSA Insurance Group PLC	1,913,000	12,966
The Travelers Companies, Inc.	463,986	61,668
Willis Group Holdings PLC	579,543	99,693
		546,307

TOTAL FINANCIALS		2,839,129

HEALTH CARE - 10.2%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	956,404	129,430
Amgen, Inc.	957,288	181,961
Biogen, Inc. (a)	265,185	86,983
Global Blood Therapeutics, Inc. (a)	327,146	17,175
Immunomedics, Inc. (a)(b)	632,600	9,970
Sarepta Therapeutics, Inc. (a)	301,300	43,460
Vertex Pharmaceuticals, Inc. (a)	763,100	144,035
		613,014
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	2,908,000	225,719
Baxter International, Inc.	1,475,800	110,287
Becton, Dickinson & Co.	817,500	203,386
Boston Scientific Corp. (a)	6,469,070	259,539
Danaher Corp.	158,200	20,095
Hologic, Inc. (a)	949,000	44,745
Intuitive Surgical, Inc. (a)	250,100	136,957
Wright Medical Group NV (a)	1,531,300	47,945
		1,048,673
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	589,000	49,064
DaVita HealthCare Partners, Inc. (a)	900,700	51,250
Elanco Animal Health, Inc. (b)	912,300	27,588
HCA Holdings, Inc.	852,100	118,476
Humana, Inc.	487,600	138,986
Molina Healthcare, Inc. (a)	712,100	95,870
UnitedHealth Group, Inc.	1,609,684	389,898
		871,132
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	736,597	191,198
Pharmaceuticals - 1.7%
Allergan PLC	396,843	54,649
AstraZeneca PLC sponsored ADR	3,936,700	163,688
Bristol-Myers Squibb Co.	2,793,041	144,288
Nektar Therapeutics (a)	44,151	1,790
Roche Holding AG (participation certificate)	642,257	178,242
		542,657

TOTAL HEALTH CARE		3,266,674

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	204,100	34,742
Northrop Grumman Corp.	228,174	66,161
Raytheon Co.	122,980	22,936
The Boeing Co.	284,120	125,001
United Technologies Corp.	1,349,052	169,535
		418,375
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,350,191	148,791
Airlines - 0.3%
American Airlines Group, Inc.	2,838,746	101,145
Building Products - 0.2%
Allegion PLC	531,570	47,820
USG Corp.	425,056	18,324
		66,144
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	225,600	10,057
Construction & Engineering - 0.6%
AECOM (a)	5,370,657	166,276
Jacobs Engineering Group, Inc.	106,800	7,880
		174,156
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	2,426,101	123,076
Sunrun, Inc. (a)(b)(c)	10,106,501	156,752
Vivint Solar, Inc. (a)(c)	10,129,753	52,979
		332,807
Industrial Conglomerates - 0.6%
3M Co.	92,940	19,275
General Electric Co.	9,316,816	96,802
Honeywell International, Inc.	421,700	64,971
		181,048
Machinery - 0.4%
Minebea Mitsumi, Inc.	2,373,200	38,195
WABCO Holdings, Inc. (a)	557,844	76,720
Wabtec Corp.	50,040	3,666
		118,581
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	61,609	82,887
Professional Services - 0.4%
Nielsen Holdings PLC	3,504,330	91,813
WageWorks, Inc. (a)	1,287,855	42,370
		134,183
Road & Rail - 0.9%
CSX Corp.	1,616,150	117,446
Norfolk Southern Corp.	824,836	147,893
Union Pacific Corp.	197,300	33,087
		298,426
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	3,844,684	165,360
Univar, Inc. (a)	246,300	5,569
		170,929

TOTAL INDUSTRIALS		2,237,529

INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	1,833,100	19,321
Jabil, Inc.	242,400	6,884
TE Connectivity Ltd.	163,700	13,438
		39,643
IT Services - 1.4%
Akamai Technologies, Inc. (a)	32,600	2,271
Alliance Data Systems Corp.	889,900	153,953
Cognizant Technology Solutions Corp. Class A	823,600	58,459
DXC Technology Co.	381,300	25,112
FleetCor Technologies, Inc. (a)	80,700	18,826
GoDaddy, Inc. (a)	269,900	20,148
Leidos Holdings, Inc.	153,400	9,908
Liveramp Holdings, Inc. (a)	42,900	2,306
MasterCard, Inc. Class A	64,400	14,475
MongoDB, Inc. Class A (a)(b)	220,728	22,417
PayPal Holdings, Inc. (a)	781,071	76,600
Shopify, Inc. Class A (a)	189,800	35,954
		440,429
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	252,547	27,012
Applied Materials, Inc.	2,042,700	78,317
Broadcom, Inc.	308,984	85,082
Intel Corp.	2,058,900	109,039
Lam Research Corp.	695,400	122,453
MACOM Technology Solutions Holdings, Inc. (a)(c)	3,723,626	71,084
Marvell Technology Group Ltd.	2,545,200	50,777
Microchip Technology, Inc. (b)	162,800	14,142
Micron Technology, Inc. (a)	1,990,426	81,369
NVIDIA Corp.	836,942	129,107
NXP Semiconductors NV	823,000	75,156
ON Semiconductor Corp. (a)	6,355,395	136,514
Qualcomm, Inc.	1,989,177	106,202
		1,086,254
Software - 5.6%
2U, Inc. (a)	370,200	27,284
Adobe, Inc. (a)	495,416	130,047
Autodesk, Inc. (a)	937,991	152,902
Avast PLC (d)	7,459,300	30,527
Box, Inc. Class A (a)	85,700	1,735
Cardlytics, Inc. (a)	494,572	8,714
Citrix Systems, Inc.	322,750	34,050
Cloudera, Inc. (a)	3,459,610	50,407
Kingsoft Corp. Ltd.	18,782,000	36,512
Microsoft Corp.	8,767,312	982,200
Nuance Communications, Inc. (a)	730,455	12,250
Nutanix, Inc. Class A (a)	216,300	10,834
Oracle Corp.	489,600	25,523
Parametric Technology Corp. (a)	308,311	28,617
Salesforce.com, Inc. (a)	913,120	149,432
Sophos Group PLC (d)	3,521,300	15,310
SS&C Technologies Holdings, Inc.	54,700	3,368
SurveyMonkey (b)	1,728,358	26,219
Symantec Corp.	100,800	2,267
Talend SA ADR (a)	1,076,294	51,554
Totvs SA	689,800	6,694
Varonis Systems, Inc. (a)	365,900	20,842
Zuora, Inc.	179,500	4,265
		1,811,553
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	4,580,339	793,086

TOTAL INFORMATION TECHNOLOGY		4,170,965

MATERIALS - 1.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	259,200	46,962
DowDuPont, Inc.	3,073,914	163,624
Element Solutions, Inc. (a)	1,339,500	15,083
LG Chemical Ltd.	56,660	19,659
Linde PLC	375,494	65,051
LyondellBasell Industries NV Class A	123,300	10,545
Olin Corp.	1,870,400	48,369
Sherwin-Williams Co.	13,200	5,718
The Chemours Co. LLC	2,092,964	79,595
Tronox Ltd. Class A	1,498,400	17,726
Westlake Chemical Corp.	74,541	5,208
		477,540
Construction Materials - 0.1%
Vulcan Materials Co.	201,400	22,448
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	289,500	15,717
Metals & Mining - 0.1%
Antofagasta PLC	1,247,800	15,504
Livent Corp. (b)	455,900	5,836
Newmont Mining Corp.	460,000	15,695
		37,035

TOTAL MATERIALS		552,740

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	854,300	150,485
Ant International Co. Ltd. Class C (e)(f)	4,971,128	31,467
Boston Properties, Inc.	376,197	49,918
CorePoint Lodging, Inc.	766,400	10,707
Corporate Office Properties Trust (SBI)	919,900	23,908
Crown Castle International Corp.	251,700	29,889
Equinix, Inc.	121,000	51,244
Equity Lifestyle Properties, Inc.	123,900	13,460
Essex Property Trust, Inc.	127,200	35,596
Front Yard Residential Corp. Class B	2,091,811	23,282
Outfront Media, Inc.	373,862	8,389
Prologis, Inc.	825,200	57,814
Public Storage	163,900	34,663
Simon Property Group, Inc.	123,600	22,391
Spirit Realty Capital, Inc.	150,920	5,832
Store Capital Corp.	470,000	15,261
The Macerich Co.	302,500	13,189
VEREIT, Inc.	742,600	5,919
Welltower, Inc.	639,500	47,521
		630,935
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC	794,700	14,567
VICI Properties, Inc.	472,900	10,077
		24,644

TOTAL REAL ESTATE		655,579

UTILITIES - 2.1%
Electric Utilities - 1.3%
Duke Energy Corp.	136,800	12,265
Edison International	597,938	35,811
Entergy Corp.	275,200	25,684
Evergy, Inc.	279,461	15,625
Exelon Corp.	2,017,225	98,017
FirstEnergy Corp.	1,310,500	53,403
NextEra Energy, Inc.	590,900	110,924
PPL Corp.	1,699,194	54,663
Southern Co.	327,131	16,255
		422,647
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	484,575	20,197
The AES Corp.	929,000	16,007
		36,204
Multi-Utilities - 0.7%
Dominion Resources, Inc.	1,351,392	100,125
Public Service Enterprise Group, Inc.	894,370	52,598
Sempra Energy	472,057	56,855
		209,578

TOTAL UTILITIES		668,429

TOTAL COMMON STOCKS
(Cost $16,880,387)		21,340,536
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 10.9%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,718
3.6% 2/17/23	12,300	12,377
4.45% 4/1/24	854	884
4.5% 3/9/48	25,000	22,378
4.75% 5/15/46	10,000	9,285
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	72
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,754
3.85% 11/1/42	2,128	1,918
5.012% 4/15/49	5,561	5,821
5.012% 8/21/54	23,143	23,774
5.5% 3/16/47	16,500	18,343
		106,324
Entertainment - 0.1%
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,355
NBCUniversal, Inc.:
4.45% 1/15/43	3,588	3,557
5.95% 4/1/41	2,510	2,964
Time Warner, Inc. 2.1% 6/1/19	12,500	12,471
		40,347
Media - 0.6%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,883
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,525
4.908% 7/23/25	6,898	7,146
5.375% 5/1/47	9,270	8,789
5.75% 4/1/48	9,330	9,338
Comcast Corp.:
3.9% 3/1/38	1,918	1,814
3.969% 11/1/47	6,197	5,748
3.999% 11/1/49	7,076	6,571
4% 3/1/48	3,508	3,280
4.6% 8/15/45	5,066	5,115
4.65% 7/15/42	4,526	4,596
Fox Corp.:
3.666% 1/25/22 (d)	1,312	1,327
4.03% 1/25/24 (d)	2,307	2,351
4.709% 1/25/29 (d)	3,339	3,461
5.476% 1/25/39 (d)	3,293	3,452
5.576% 1/25/49 (d)	2,185	2,307
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,097
4.5% 9/15/42	2,648	2,224
5.5% 9/1/41	3,051	2,887
5.875% 11/15/40	7,066	7,011
6.55% 5/1/37	43,346	45,964
7.3% 7/1/38	7,024	7,927
8.25% 4/1/19	11,974	12,022
		178,835

TOTAL COMMUNICATION SERVICES		325,506

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	18,998
3.5% 7/10/19	41,541	41,619
4% 1/15/25	7,674	7,371
4.2% 3/1/21	10,665	10,786
4.25% 5/15/23	3,220	3,230
		82,004
CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	19,253	18,635
4.9% 2/1/46	22,019	21,191
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	10,422	9,460
5.45% 1/23/39	8,520	8,941
5.55% 1/23/49	19,483	20,463
5.8% 1/23/59 (Reg. S)	20,579	21,954
Molson Coors Brewing Co. 3% 7/15/26	30,000	27,527
		128,171
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,931
3.3% 11/18/21	4,671	4,696
		8,627
Tobacco - 0.5%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,860
3.875% 9/16/46	8,420	6,381
4% 1/31/24	3,615	3,649
4.25% 8/9/42	10,063	8,128
4.4% 2/14/26	4,333	4,367
4.5% 5/2/43	6,746	5,584
4.8% 2/14/29	5,634	5,623
5.375% 1/31/44	12,168	11,327
5.95% 2/14/49	6,600	6,584
BAT Capital Corp. 4.54% 8/15/47	20,000	16,223
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	8,553	8,568
4.25% 7/21/25 (d)	10,443	10,429
Reynolds American, Inc.:
3.25% 6/12/20	1,695	1,693
4% 6/12/22	5,830	5,901
4.45% 6/12/25	4,227	4,263
4.85% 9/15/23	8,000	8,357
5.7% 8/15/35	2,194	2,163
5.85% 8/15/45	16,830	16,035
6.15% 9/15/43	14,000	13,791
7.25% 6/15/37	7,569	8,273
		160,199

TOTAL CONSUMER STAPLES		296,997

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,897
6.5% 4/1/20	3,517	3,639
Halliburton Co.:
3.8% 11/15/25	4,660	4,681
4.85% 11/15/35	4,069	4,122
Noble Holding International Ltd.:
7.95% 4/1/25 (g)	3,936	3,444
8.95% 4/1/45 (g)	3,799	3,115
		21,898
Oil, Gas & Consumable Fuels - 1.6%
Amerada Hess Corp.:
7.3% 8/15/31	2,435	2,774
7.875% 10/1/29	4,487	5,258
Anadarko Finance Co. 7.5% 5/1/31	14,552	17,611
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,398
5.55% 3/15/26	9,887	10,565
6.45% 9/15/36	8,540	9,611
6.6% 3/15/46	11,115	13,142
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,164
Cenovus Energy, Inc. 4.25% 4/15/27	14,753	14,049
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,911	7,919
4.5% 6/1/25	2,416	2,480
DCP Midstream LLC:
4.75% 9/30/21 (d)	6,909	7,030
5.35% 3/15/20 (d)	6,814	6,933
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,740
4.95% 4/1/22	1,267	1,296
5.6% 4/1/44	2,216	2,047
Duke Energy Field Services 6.45% 11/3/36 (d)	6,493	6,542
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,615	5,709
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,954
3.9% 5/15/24 (g)	2,064	2,010
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,248
4.375% 10/15/20	5,808	5,913
Enbridge, Inc. 4.25% 12/1/26	3,252	3,316
Energy Transfer Partners LP:
4.2% 9/15/23	2,113	2,155
4.5% 4/15/24	2,294	2,356
4.95% 6/15/28	7,210	7,346
5.25% 4/15/29	3,732	3,903
5.8% 6/15/38	4,020	4,103
6% 6/15/48	2,618	2,716
6.25% 4/15/49	5,817	6,243
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,039
Kinder Morgan, Inc. 5.55% 6/1/45	4,432	4,653
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,566
MPLX LP:
4.5% 7/15/23	3,584	3,704
4.8% 2/15/29	2,108	2,161
4.875% 12/1/24	4,918	5,134
5.5% 2/15/49	6,323	6,476
Nakilat, Inc. 6.067% 12/31/33 (d)	2,490	2,795
Nexen, Inc. 6.2% 7/30/19	2,252	2,281
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	4,150
7.25% 3/17/44	30,172	32,239
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,662
4.5% 1/23/26	11,915	10,640
4.625% 9/21/23	13,980	13,389
4.875% 1/24/22	1,430	1,419
4.875% 1/18/24	7,021	6,708
5.375% 3/13/22	4,960	4,970
5.5% 1/21/21	13,423	13,594
5.5% 6/27/44	6,301	4,912
5.625% 1/23/46	11,673	9,134
6% 3/5/20	3,052	3,105
6.35% 2/12/48	15,500	12,857
6.375% 1/23/45	26,396	22,166
6.5% 3/13/27	8,390	8,101
6.5% 6/2/41	8,420	7,325
6.75% 9/21/47	21,513	18,654
6.875% 8/4/26	13,000	12,984
8% 5/3/19	3,330	3,355
Phillips 66 Co. 4.3% 4/1/22	6,383	6,602
Phillips 66 Partners LP 2.646% 2/15/20	652	650
Southeast Supply Header LLC 4.25% 6/15/24 (d)	5,790	5,770
Southwestern Energy Co. 6.2% 1/23/25 (g)	4,632	4,584
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	2,451	2,358
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	5,042
4.55% 6/24/24	25,316	26,075
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,549
4.65% 7/1/26	2,228	2,212
4.75% 8/15/28	2,109	2,081
5.375% 6/1/21	23,110	23,809
Williams Partners LP:
3.6% 3/15/22	6,925	6,962
3.9% 1/15/25	2,391	2,395
4% 11/15/21	3,157	3,208
4.3% 3/4/24	10,014	10,243
4.5% 11/15/23	3,444	3,554
		517,798

TOTAL ENERGY		539,696

FINANCIALS - 4.6%
Banks - 2.3%
Bank of America Corp.:
3.004% 12/20/23 (g)	49,521	48,877
3.3% 1/11/23	13,500	13,540
3.419% 12/20/28 (g)	10,395	10,029
3.5% 4/19/26	9,902	9,802
3.864% 7/23/24 (g)	8,285	8,419
3.95% 4/21/25	6,998	6,993
4.2% 8/26/24	11,449	11,669
4.25% 10/22/26	6,748	6,779
4.45% 3/3/26	2,886	2,938
Barclays PLC:
2.75% 11/8/19	5,728	5,706
3.25% 1/12/21	8,790	8,730
4.375% 1/12/26	11,847	11,750
5.2% 5/12/26	10,495	10,560
BB&T Corp. 3.95% 3/22/22	1,805	1,836
Citigroup, Inc.:
2.7% 10/27/22	53,057	52,100
3.875% 3/26/25	17,000	16,894
4.05% 7/30/22	17,500	17,837
4.3% 11/20/26	17,098	17,120
4.45% 9/29/27	14,000	14,048
Citizens Bank NA 2.55% 5/13/21	3,064	3,025
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	7,659	7,699
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,405
3.75% 3/26/25	8,440	8,340
3.8% 9/15/22	13,270	13,341
3.8% 6/9/23	16,850	16,849
4.55% 4/17/26	4,788	4,905
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,477
Discover Bank 7% 4/15/20	4,144	4,303
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,935
3.5% 3/15/22	638	643
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,458
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,567
Huntington National Bank:
2.2% 4/1/19	3,200	3,199
2.4% 4/1/20	40,000	39,769
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	7,748	7,179
5.71% 1/15/26 (d)	18,498	17,322
JPMorgan Chase & Co.:
2.95% 10/1/26	34,906	33,279
3.797% 7/23/24 (g)	10,331	10,479
3.875% 9/10/24	24,177	24,456
4.125% 12/15/26	61,229	61,961
KeyCorp. 5.1% 3/24/21	628	653
Rabobank Nederland 4.375% 8/4/25	13,516	13,673
Regions Bank 6.45% 6/26/37	12,100	14,382
Regions Financial Corp. 3.2% 2/8/21	5,563	5,570
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,419
6% 12/19/23	16,075	16,892
6.1% 6/10/23	12,713	13,335
6.125% 12/15/22	39,429	41,597
UniCredit SpA 6.572% 1/14/22 (d)	10,119	10,374
		732,113
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,352
4.25% 2/15/24	3,357	3,448
Credit Suisse Group AG 3.869% 1/12/29 (d)(g)	6,889	6,627
Deutsche Bank AG 4.5% 4/1/25	27,715	25,800
Deutsche Bank AG New York Branch:
3.3% 11/16/22	18,270	17,243
5% 2/14/22	16,487	16,589
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	125,990	124,102
3.2% 2/23/23	14,500	14,374
4.25% 10/21/25	4,219	4,236
6.75% 10/1/37	4,014	4,774
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,070
Lazard Group LLC 4.25% 11/14/20	2,027	2,058
Moody's Corp.:
3.25% 1/15/28	4,208	4,019
4.875% 2/15/24	3,952	4,180
Morgan Stanley:
2.65% 1/27/20	2,659	2,651
3.125% 1/23/23	68,526	67,977
3.125% 7/27/26	1,531	1,461
3.7% 10/23/24	5,388	5,412
3.737% 4/24/24 (g)	53,000	53,462
4.35% 9/8/26	8,014	8,047
4.431% 1/23/30(g)	8,038	8,300
4.875% 11/1/22	8,674	9,079
5% 11/24/25	13,300	13,980
5.625% 9/23/19	547	555
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	10,000	9,930
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,732
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	9,717	9,880
		443,338
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,172	3,128
4.125% 7/3/23	7,468	7,419
4.45% 12/16/21	5,342	5,412
4.875% 1/16/24	3,187	3,261
Capital One Financial Corp. 3.8% 1/31/28	7,659	7,360
Discover Financial Services:
3.85% 11/21/22	2,701	2,717
3.95% 11/6/24	20,000	19,795
4.5% 1/30/26	8,513	8,552
5.2% 4/27/22	2,488	2,603
Ford Motor Credit Co. LLC:
5.085% 1/7/21	5,501	5,603
5.596% 1/7/22	11,381	11,660
5.875% 8/2/21	12,574	12,994
Synchrony Financial:
3% 8/15/19	2,283	2,282
3.75% 8/15/21	8,466	8,485
3.95% 12/1/27	13,987	12,808
4.25% 8/15/24	3,469	3,400
		117,479
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,851	1,865
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,992
3.875% 8/15/22	10,251	10,257
4.125% 6/15/26	3,990	3,897
Cigna Corp.:
4.125% 11/15/25 (d)	4,310	4,375
4.375% 10/15/28 (d)	11,124	11,276
4.8% 8/15/38 (d)	6,926	6,912
4.9% 12/15/48 (d)	6,920	6,890
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,830
		61,294
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,416	1,416
American International Group, Inc.:
3.3% 3/1/21	4,640	4,646
3.75% 7/10/25	14,847	14,593
4.875% 6/1/22	11,881	12,450
Aon Corp. 5% 9/30/20	129	132
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (d)	1,433	1,456
4.569% 2/1/29 (d)	13,590	13,754
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	7,233	7,455
4.75% 3/15/39	3,319	3,437
4.8% 7/15/21	4,819	4,984
4.9% 3/15/49	6,605	6,948
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	9,547	8,981
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	4,915	6,068
Pacific LifeCorp 5.125% 1/30/43 (d)	7,709	7,885
Prudential Financial, Inc. 7.375% 6/15/19	2,520	2,552
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	8,243	8,819
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	2,810	2,901
Unum Group:
3.875% 11/5/25	9,271	9,016
5.625% 9/15/20	3,860	3,987
5.75% 8/15/42	12,079	12,590
		134,070

TOTAL FINANCIALS		1,488,294

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
2.894% 6/6/22	4,880	4,826
3.7% 6/6/27	2,392	2,317
		7,143
Health Care Providers & Services - 0.5%
Cigna Corp. 3.75% 7/15/23 (d)	8,913	9,020
CVS Health Corp.:
3.7% 3/9/23	4,500	4,528
3.875% 7/20/25	7,967	7,950
4.1% 3/25/25	20,820	21,105
4.3% 3/25/28	24,177	24,194
4.78% 3/25/38	10,763	10,470
5.05% 3/25/48	15,824	15,680
Elanco Animal Health, Inc.:
3.912% 8/27/21 (d)	1,834	1,846
4.272% 8/28/23 (d)	5,788	5,874
4.9% 8/28/28 (d)	2,438	2,526
HCA Holdings, Inc.:
4.25% 10/15/19	20,200	20,327
4.75% 5/1/23	375	388
5.875% 3/15/22	450	479
6.5% 2/15/20	12,966	13,354
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,103
Toledo Hospital:
5.325% 11/15/28	3,910	4,018
6.015% 11/15/48	18,768	19,857
		166,719
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	16,210	16,139
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)	7,941	7,943
Mylan NV:
2.5% 6/7/19	2,645	2,641
3.15% 6/15/21	9,840	9,728
3.95% 6/15/26	4,843	4,516
4.55% 4/15/28	6,200	5,851
Perrigo Finance PLC 3.5% 12/15/21	739	711
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,619
2.8% 7/21/23	2,817	2,549
		56,697

TOTAL HEALTH CARE		230,559

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	5,000	5,039
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,814
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,596	1,562
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	1,367	1,312
3.375% 6/1/21	4,953	4,918
3.75% 2/1/22	7,839	7,852
3.875% 4/1/21	4,953	4,990
4.25% 2/1/24	10,444	10,503
4.25% 9/15/24	5,492	5,489
4.75% 3/1/20	5,518	5,596
		40,660

TOTAL INDUSTRIALS		49,075

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)	8,400	8,827
6.02% 6/15/26 (d)	2,888	3,063
		11,890
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(g)	3,645	3,794
6.75% 10/19/75 (d)(g)	9,054	9,932
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (d)	2,954	2,915
4.5% 8/1/47 (d)	3,000	3,006
		19,647
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,363
4.6% 4/1/22	2,434	2,512
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,756
American Tower Corp. 2.8% 6/1/20	8,000	7,968
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,827
Boston Properties, Inc. 4.5% 12/1/28	7,294	7,563
Camden Property Trust 2.95% 12/15/22	2,417	2,390
CommonWealth REIT 5.875% 9/15/20	1,166	1,192
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,233
5% 7/1/25	5,570	5,710
DDR Corp.:
3.625% 2/1/25	3,968	3,828
4.25% 2/1/26	3,429	3,389
4.625% 7/15/22	1,402	1,435
Duke Realty LP:
3.625% 4/15/23	3,152	3,169
3.75% 12/1/24	2,549	2,559
3.875% 10/15/22	5,452	5,551
Equity One, Inc. 3.75% 11/15/22	8,200	8,243
HCP, Inc.:
3.4% 2/1/25	7,000	6,801
3.875% 8/15/24	13,000	13,043
Health Care REIT, Inc. 4.125% 4/1/19	13,700	13,705
Hudson Pacific Properties LP 4.65% 4/1/29	2,518	2,480
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,244
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,924
4.5% 1/15/25	4,460	4,439
4.5% 4/1/27	34,977	34,304
4.75% 1/15/28	11,399	11,398
4.95% 4/1/24	2,101	2,139
5.25% 1/15/26	10,420	10,715
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,508
5% 12/15/23	1,140	1,146
Store Capital Corp. 4.625% 3/15/29	3,261	3,219
Ventas Realty LP:
3.125% 6/15/23	2,534	2,497
3.5% 2/1/25	2,833	2,792
3.75% 5/1/24	7,900	7,932
4% 3/1/28	4,046	3,989
4.125% 1/15/26	2,782	2,793
4.375% 2/1/45	1,322	1,224
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,216
WP Carey, Inc. 4% 2/1/25	9,404	9,275
		216,471
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,520
3.95% 11/15/27	7,910	7,616
4.1% 10/1/24	6,548	6,524
4.55% 10/1/29	7,034	6,965
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,127
3.95% 7/1/22	5,951	6,026
4.75% 10/1/25	6,539	6,802
5.25% 3/15/21	4,138	4,269
Liberty Property LP:
3.375% 6/15/23	3,313	3,278
4.125% 6/15/22	3,219	3,291
4.75% 10/1/20	8,747	8,919
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,314
4.5% 4/18/22	2,016	1,914
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,357
Tanger Properties LP:
3.125% 9/1/26	5,880	5,335
3.75% 12/1/24	4,790	4,668
3.875% 12/1/23	2,716	2,694
		94,619

TOTAL REAL ESTATE		311,090

UTILITIES - 0.5%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,700	3,527
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	5,539	5,836
6.4% 9/15/20 (d)	14,254	14,843
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,733
7.375% 11/15/31	35,412	45,634
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,895
3.7% 9/1/24	3,782	3,717
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,041
NV Energy, Inc. 6.25% 11/15/20	1,957	2,057
TECO Finance, Inc. 5.15% 3/15/20	164	167
		118,450
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,532
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,350
2.7% 6/15/21	2,321	2,278
3.55% 6/15/26	3,712	3,561
		8,189
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (g)(h)	20,448	18,812
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (g)(h)	5,485	5,211
Puget Energy, Inc. 6% 9/1/21	813	858
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (g)(h)	4,882	4,294
		29,175

TOTAL UTILITIES		158,346

TOTAL NONCONVERTIBLE BONDS
(Cost $3,506,133)		3,513,104

U.S. Government and Government Agency Obligations - 9.5%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$60,248	$55,277
1% 2/15/46	26,200	25,478
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	17,294	16,623
0.375% 1/15/27	31,118	30,261
0.625% 1/15/26	96,623	96,224
0.75% 7/15/28	97,364	97,491

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		321,354

U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 2.41% 5/30/19 (i)	8,380	8,330
U.S. Treasury Bonds:
2.75% 11/15/47	49,046	45,848
3% 2/15/49 (b)	316,398	311,133
U.S. Treasury Notes:
1.25% 10/31/21 (j)	441,071	426,805
1.75% 6/30/22	95,692	93,416
1.875% 3/31/22	207,272	203,507
1.875% 7/31/22	98,619	96,585
2% 12/31/21	442,692	436,726
2.125% 12/31/22	201,389	198,510
2.125% 7/31/24	236,093	230,892
2.125% 11/30/24	137,131	133,826
2.25% 12/31/24	157,034	154,225
2.25% 8/15/27	9,044	8,748
2.375% 2/29/24	81,650	81,105
2.5% 1/31/24 (b)	80,000	79,913
2.625% 6/30/23	105,807	106,241
3.125% 11/15/28	97,390	100,715

TOTAL U.S. TREASURY OBLIGATIONS		2,716,525

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,088,660)		3,037,879

Asset-Backed Securities - 0.3%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (d)	$7,416	$7,377
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	15,937	16,093
Class AA, 2.487% 12/16/41 (d)	3,426	3,332
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (d)	12,328	12,312
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7734% 1/25/35	203	203
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)	6,111	6,014
Class A2II, 4.03% 11/20/47 (d)	10,310	10,140
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (g)(h)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (d)(g)(h)	242	238
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (d)(g)(h)	87	86
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (d)(g)(h)	145	138
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (d)(g)(h)	55	52
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	5,642	5,722
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (g)(h)	2,909	2,363
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (d)(g)(h)(k)	10,257	10,257
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (g)(h)	1,064	1,062
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (g)(h)	1,620	1,607
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (g)(h)	27	26
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (d)	12,454	12,529
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (d)(f)(g)(h)	2,116	1,464
TOTAL ASSET-BACKED SECURITIES
(Cost $86,407)		91,017

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0499% 1/25/35 (g)(h)	204	204
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (g)(h)	167	165
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (g)(h)	192	190
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (g)(h)	15	15
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.1299% 9/25/43 (g)(h)	955	948

TOTAL PRIVATE SPONSOR		1,522

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	4,477	4,428
Series 2015-H21 Class JA, 2.5% 6/20/65 (l)	4,286	4,266

TOTAL U.S. GOVERNMENT AGENCY		8,694

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,167)		10,216

Commercial Mortgage Securities - 0.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (g)(m)	15	0
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(m)	540	21
Series 2006-3A, Class IO, 0% 10/25/36 (d)(f)(g)(m)	9,660	0
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	19,567	20,578
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (d)(g)(h)	3,670	3,665
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (d)(g)(h)	5,322	5,330
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	6,304	6,710
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	6,999	7,254
Class B, 4.5349% 4/15/36 (d)	1,255	1,300
Class C, 4.6278% 4/15/36 (d)	1,444	1,483
Class D, 4.6278% 4/15/36 (d)	2,888	2,902
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	5,179	5,499
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (d)(g)	7,930	7,895
Class CFX, 3.3822% 12/15/34 (d)(g)	6,656	6,617
Class DFX, 3.3822% 12/15/34 (d)(g)	5,641	5,589
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (d)	1,323	1,381
Class DFX, 5.3503% 7/5/33 (d)	2,035	2,124
Class EFX, 5.5422% 7/5/33 (d)	2,784	2,893
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	19,734	20,818
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (d)(g)	7,135	6,982
Class B, 4.181% 11/15/34 (d)	3,007	2,961
Class C, 5.205% 11/15/34 (d)	2,110	2,100
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	14,814	15,616
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $128,879)		129,718

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$1,255	$1,771
7.5% 4/1/34	8,780	12,362
7.55% 4/1/39	17,675	25,960
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	920	931
Series 2010 C1, 7.781% 1/1/35	1,665	1,834
Series 2012 B, 5.432% 1/1/42	6,845	6,066
6.05% 1/1/29	365	375
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	8,975	9,064
5.1% 6/1/33	16,965	16,091
Series 2010-1, 6.63% 2/1/35	17,960	19,149
Series 2010-3:
5.547% 4/1/19	185	185
6.725% 4/1/35	10,580	11,172
7.35% 7/1/35	5,140	5,705
Series 2010-5, 6.2% 7/1/21	2,472	2,549
Series 2011, 5.877% 3/1/19	26,600	26,600
Series 2013, 4% 12/1/20	7,040	7,092
TOTAL MUNICIPAL SECURITIES
(Cost $142,182)		146,906

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $3,827)	$3,841	$3,816

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,755
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,897
3.1% 6/4/20	11,505	11,496
3.35% 2/6/23	5,490	5,422
4.682% 8/9/28 (g)	14,042	13,999
8.7% 11/18/19	745	772
RBS Citizens NA 2.5% 3/14/19	5,410	5,410
Synchrony Bank 3.65% 5/24/21	8,499	8,536
TOTAL BANK NOTES
(Cost $65,476)		65,287
	Shares	Value (000s)

Fixed-Income Funds - 9.8%
Fidelity High Income Central Fund 2 (n)	6,597,017	$725,276
Fidelity Mortgage Backed Securities Central Fund (n)	22,982,268	2,440,257
TOTAL FIXED-INCOME FUNDS
(Cost $3,124,089)		3,165,533

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.44% (o)	711,238,848	711,381
Fidelity Securities Lending Cash Central Fund 2.45% (o)(p)	126,318,924	126,332
TOTAL MONEY MARKET FUNDS
(Cost $837,662)		837,713
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.8%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (q)
(Cost $260,748)	260,767	260,748
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $28,134,617)		32,602,473
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(408,378)
NET ASSETS - 100%		$32,194,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,247	March 2019	$173,626	$12,970	$12,970

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(158)	$0	$(158)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $492,970,000 or 1.5% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,467,000 or 0.1% of net assets.

 (f) Level 3 security

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,330,000.

 (j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $113,000.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

 (q) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$27,888

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7,689
Fidelity High Income Central Fund 2	28,055
Fidelity Mortgage Backed Securities Central Fund	38,209
Fidelity Securities Lending Cash Central Fund	393
Total	$74,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$715,546	$24,343	$--	$--	$(14,613)	$725,276	80.8%
Fidelity Mortgage Backed Securities Central Fund	2,366,031	173,209	120,102	804	20,315	2,440,257	27.5%
Total	$3,081,577	$197,552	$120,102	$804	$5,702	$3,165,533

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MACOM Technology Solutions Holdings, Inc.	$74,037	$15,209	$9,235	$--	$(819)	$(8,108)	$71,084
Sunrun, Inc.	161,066	3,140	30,646	--	10,111	13,081	156,752
Vivint Solar, Inc.	43,267	9,229	--	--	--	483	52,979
Total	$278,370	$27,578	$39,881	$--	$9,292	$5,456	$280,815

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,168,712	$2,155,347	$13,365	$--
Consumer Discretionary	2,266,086	2,202,885	63,201	--
Consumer Staples	1,416,082	1,391,538	24,544	--
Energy	1,098,611	1,098,611	--	--
Financials	2,839,129	2,833,761	5,368	--
Health Care	3,266,674	3,088,432	178,242	--
Industrials	2,237,529	2,116,447	121,082	--
Information Technology	4,170,965	4,170,965	--	--
Materials	552,740	552,740	--	--
Real Estate	655,579	624,112	--	31,467
Utilities	668,429	668,429	--	--
Corporate Bonds	3,513,104	--	3,513,104	--
U.S. Government and Government Agency Obligations	3,037,879	--	3,037,879	--
Asset-Backed Securities	91,017	--	89,553	1,464
Collateralized Mortgage Obligations	10,216	--	10,216	--
Commercial Mortgage Securities	129,718	--	129,718	--
Municipal Securities	146,906	--	146,906	--
Foreign Government and Government Agency Obligations	3,816	--	3,816	--
Bank Notes	65,287	--	65,287	--
Fixed-Income Funds	3,165,533	3,165,533	--	--
Money Market Funds	837,713	837,713	--	--
Repurchase Agreements	260,748	--	260,748	--
Total Investments in Securities:	$32,602,473	$24,906,513	$7,663,029	$32,931
Derivative Instruments:
Assets
Futures Contracts	$12,970	$12,970	$--	$--
Total Assets	$12,970	$12,970	$--	$--
Liabilities
Swaps	$(158)	$--	$(158)	$--
Total Liabilities	$(158)	$--	$(158)	$--
Total Derivative Instruments:	$12,812	$12,970	$(158)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(158)
Total Credit Risk	0	(158)
Equity Risk
Futures Contracts(b)	12,970	0
Total Equity Risk	12,970	0
Total Value of Derivatives	$12,970	$(158)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$260,748,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$52,160
Merrill Lynch, Pierce, Penner & Smith, Inc.	208,588
$260,748

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	18.2%
AAA,AA,A	3.0%
BBB	7.8%
BB	2.3%
B	0.9%
CCC,CC,C	0.4%
Not Rated	0.2%
Equities	66.3%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $380,116 and repurchase agreements of $260,748) — See accompanying schedule: Unaffiliated issuers (cost $23,988,235)	$28,318,412
Fidelity Central Funds (cost $3,961,751)	4,003,246
Other affiliated issuers (cost $184,631)	280,815
Total Investment in Securities (cost $28,134,617)		$32,602,473
Receivable for investments sold		153,168
Receivable for fund shares sold		18,445
Dividends receivable		39,695
Interest receivable		54,191
Distributions receivable from Fidelity Central Funds		1,660
Prepaid expenses		31
Other receivables		1,240
Total assets		32,870,903
Liabilities
Payable to custodian bank	$2,931
Payable for investments purchased
Regular delivery	246,219
Delayed delivery	10,257
Payable for fund shares redeemed	14,576
Bi-lateral OTC swaps, at value	158
Accrued management fee	10,368
Payable for daily variation margin on futures contracts	648
Other affiliated payables	3,005
Other payables and accrued expenses	1,573
Collateral on securities loaned	387,073
Total liabilities		676,808
Net Assets		$32,194,095
Net Assets consist of:
Paid in capital		$27,979,981
Total distributable earnings (loss)		4,214,114
Net Assets		$32,194,095
Net Asset Value and Maximum Offering Price
Balanced:
Net Asset Value, offering price and redemption price per share ($23,787,676 ÷ 1,056,105 shares)		$22.52
Class K:
Net Asset Value, offering price and redemption price per share ($8,406,419 ÷ 373,215 shares)		$22.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$187,073
Interest		114,176
Income from Fidelity Central Funds		68,097
Total income		369,346
Expenses
Management fee	$62,183
Transfer agent fees	17,290
Accounting and security lending fees	1,170
Custodian fees and expenses	393
Independent trustees' fees and expenses	102
Registration fees	474
Audit	63
Legal	34
Miscellaneous	94
Total expenses before reductions	81,803
Expense reductions	(325)
Total expenses after reductions		81,478
Net investment income (loss)		287,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	150,110
Fidelity Central Funds	838
Other affiliated issuers	9,292
Foreign currency transactions	33
Futures contracts	(14,978)
Swaps	1
Capital gain distributions from Fidelity Central Funds	6,249
Total net realized gain (loss)		151,545
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,412,989)
Fidelity Central Funds	5,674
Other affiliated issuers	5,456
Assets and liabilities in foreign currencies	(39)
Futures contracts	1,148
Swaps	(3)
Total change in net unrealized appreciation (depreciation)		(1,400,753)
Net gain (loss)		(1,249,208)
Net increase (decrease) in net assets resulting from operations		$(961,340)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$287,868	$513,482
Net realized gain (loss)	151,545	2,804,960
Change in net unrealized appreciation (depreciation)	(1,400,753)	629,349
Net increase (decrease) in net assets resulting from operations	(961,340)	3,947,791
Distributions to shareholders	(2,851,604)	–
Distributions to shareholders from net investment income	–	(499,431)
Distributions to shareholders from net realized gain	–	(1,956,992)
Total distributions	(2,851,604)	(2,456,423)
Share transactions - net increase (decrease)	1,761,540	1,303,346
Total increase (decrease) in net assets	(2,051,404)	2,794,714
Net Assets
Beginning of period	34,245,499	31,450,785
End of period	$32,194,095	$34,245,499
Other Information
Undistributed net investment income end of period		$116,764

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.33	$24.27	$22.32	$22.33	$24.40	$21.85
Income from Investment Operations
Net investment income (loss)A	.20	.38	.38	.37	.37	.38
Net realized and unrealized gain (loss)	(.92)	2.55	2.26	1.25	(.23)	3.68
Total from investment operations	(.72)	2.93	2.64	1.62	.14	4.06
Distributions from net investment income	(.21)	(.37)	(.37)	(.36)	(.35)	(.38)
Distributions from net realized gain	(1.89)	(1.50)	(.32)	(1.27)	(1.86)	(1.13)
Total distributions	(2.09)B	(1.87)	(.69)	(1.63)	(2.21)	(1.51)
Net asset value, end of period	$22.52	$25.33	$24.27	$22.32	$22.33	$24.40
Total ReturnC,D	(2.66)%	12.78%	12.12%	7.73%	.86%	19.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.53%	.55%	.55%	.56%	.56%
Expenses net of fee waivers, if any	.53%G	.53%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%G	.53%	.54%	.55%	.55%	.56%
Net investment income (loss)	1.78%G	1.55%	1.65%	1.71%	1.59%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$23,788	$25,088	$22,915	$20,840	$20,176	$19,574
Portfolio turnover rateH	65%G	66%I	91%	64%	128%	176%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.09 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $1.886 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.33	$24.27	$22.32	$22.33	$24.40	$21.85
Income from Investment Operations
Net investment income (loss)A	.21	.40	.40	.39	.39	.40
Net realized and unrealized gain (loss)	(.92)	2.55	2.26	1.25	(.23)	3.69
Total from investment operations	(.71)	2.95	2.66	1.64	.16	4.09
Distributions from net investment income	(.22)	(.39)	(.39)	(.38)	(.37)	(.40)
Distributions from net realized gain	(1.89)	(1.50)	(.32)	(1.27)	(1.86)	(1.13)
Total distributions	(2.10)B	(1.89)	(.71)	(1.65)	(2.23)	(1.54)C
Net asset value, end of period	$22.52	$25.33	$24.27	$22.32	$22.33	$24.40
Total ReturnD,E	(2.61)%	12.87%	12.22%	7.84%	.95%	19.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.45%H	.44%	.45%	.45%	.46%	.46%
Net investment income (loss)	1.87%H	1.63%	1.74%	1.81%	1.68%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$8,406	$9,157	$8,536	$7,984	$7,695	$7,372
Portfolio turnover rateI	65%H	66%J	91%	64%	128%	176%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.886 per share.

 C Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,138 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,308,306
Gross unrealized depreciation	(1,009,726)
Net unrealized appreciation (depreciation)	$4,298,580
Tax cost	$28,316,705

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$1	$(3)
Equity Risk
Futures Contracts	(14,978)	1,148
Totals	$(14,977)	$1,145

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $8,776,623 and $8,428,468, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$15,349.13
Class K	1,941.05
	$17,290

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $210 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $106,799, (which included $85 of unrealized depreciation), in exchange for 990 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,037. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $32. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $393 (including $14 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $184 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Balanced	$2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $121.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018
Distributions to shareholders
Balanced	$2,093,171	$–
Class K	758,433	–
Total	$2,851,604	$–
From net investment income
Balanced	$–	$359,979
Class K	–	139,452
Total	$–	$499,431
From net realized gain
Balanced	$–	$1,428,048
Class K	–	528,944
Total	$–	$1,956,992

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018	Six months ended February 28, 2019	Year ended August 31, 2018
Balanced
Shares sold	72,455	125,613	$1,627,186	$3,045,579
Reinvestment of distributions	88,943	71,987	1,985,852	1,701,887
Shares redeemed	(95,669)	(151,447)	(2,114,452)	(3,668,283)
Net increase (decrease)	65,729	46,153	$1,498,586	$1,079,183
Class K
Shares sold	27,003	46,606	$604,919	$1,131,393
Reinvestment of distributions	33,970	28,274	758,433	668,396
Shares redeemed	(49,213)	(65,136)	(1,100,398)	(1,575,626)
Net increase (decrease)	11,760	9,744	$262,954	$224,163

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Balanced	.53%
Actual		$1,000.00	$973.40	$2.59
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.45%
Actual		$1,000.00	$973.90	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes July 2015, October 2015, October 2016, August 2018, and November 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

BAL-SANN-0419
1.471161.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019